UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Reports to Stockholders.

HENNESSY FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2010

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Focus 30 Fund
Hennessy Cornerstone Large Growth Fund
Hennessy Cornerstone Value Fund
Hennessy Total Return Fund
Hennessy Balanced Fund

Contents

Letter to shareholders	1
Fund performance review	4
Summaries of investments
Hennessy Cornerstone Growth Fund	7
Hennessy Cornerstone Growth Fund, Series II	12
Hennessy Focus 30 Fund	17
Hennessy Cornerstone Large Growth Fund	21
Hennessy Cornerstone Value Fund	26
Hennessy Total Return Fund	31
Hennessy Balanced Fund	35
Financial statements
Statements of assets and liabilities	40
Statements of operations	42
Statements of changes in net assets	44
Financial highlights
Hennessy Cornerstone Growth Fund	54
Hennessy Cornerstone Growth Fund, Series II	58
Hennessy Focus 30 Fund	62
Hennessy Cornerstone Large Growth Fund	66
Hennessy Cornerstone Value Fund	70
Hennessy Total Return Fund	74
Hennessy Balanced Fund	76
Statement of cash flows – Hennessy Total Return Fund	78
Notes to the financial statements	79
Expense example	89
Proxy voting policy	91
Board approval of continuation
of investment advisory agreement	92

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LETTER TO SHAREHOLDERS

June, 2010

Dear Hennessy Funds Shareholder:

In the past six months, the investing landscape continued to be wrought with fear, panic and unending volatility. Every one of us, professional and individual investors alike, feel like we have been in a heavyweight fight; battered and bruised, but we are still standing. As I really focus on the fundamentals, and don’t get caught up in the headlines, I believe that we will see moderate, sustainable growth. But, just as the recovery felt like it was finally gathering steam, the market plunge last month has sent investors fleeing for cover once again. Watching the markets is beginning to feel like watching a “vertical tennis match” – lobs going up and lobs coming down, up and down.

We all know firsthand that investor confidence is still shaken. Despite very strong returns for the markets since the lows in March, 2009, people don’t believe the recovery is real and are still on the sidelines in money market funds, or perhaps even worse in my view, they are pouring their money into bonds and fixed income products.  I can completely understand investors’ fears, but I was shocked to find out that many people I have spoken to believe the returns of the major indices last year were actually negative (the Dow Jones Industrial Average returned +23% for the 2009 calendar year; the S&P Index +26%). That shows me just how much emotion can cloud reality.

With long-term history as my guide, I continue to believe that we should see annualized returns in the equity markets in the 8-10% range over the long run.  In my opinion, interest rates will increase to more historically normal levels, and that may cause trouble for bond investments. I also foresee companies may move toward increasing or initiating dividends.  During the recent downturn, many companies took the opportunity to lay off excess employees, take write offs and close unprofitable business lines.  These firms have emerged “lean and mean,” and any increase in sales will likely fall directly to their bottom lines. This lower growth environment provides a great opportunity for companies to increase dividends in order to try and drive their underlying stock prices higher.  Companies with strong retained earnings and cash positions should have no problem covering these dividends in the future. The S&P 500 companies alone have approximately $600 billion in cash on their balance sheets currently.

HENNESSY FUNDS                         1-800-966-4354

I don’t mean to come off as cavalier or uncaring, but the market will do what the market will do.  We can’t control it.  What we can control are our emotions and reactions to the volatility and headlines.  We can control our own individual investment goals and decisions, and we can maintain a disciplined approach to investing.  I know it is hard to tune out all the noise about recession, double dips and sovereign debt, but if you can stick with buying and holding high quality investments, and you rebalance regularly, I truly believe that over the long run you should do just fine. Some pundits would say that the markets are fundamentally different today and that we are in for dramatically different types of market cycles in the future. Not to say we won’t continue to see big swings, but my 30+ years in the business has shown me that the more things change, the more they stay the same.  We have been through hard times in our economy before, and we will survive these hard times as well.  Over time, I hope we will all be able to view this period in its proper historical context.

Thank you for your continued support and investment in the Hennessy Funds. You can be confident that we will maintain our strict adherence to our time tested investment strategies. We appreciate your business and want you to know that in every decision we make, we put our shareholders first.

Best regards,

Neil J. Hennessy
Portfolio Manager & Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

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LETTER TO SHAREHOLDERS

(This Page Intentionally Left Blank.)

HENNESSY FUNDS                          1-800-966-4354

Fund Performance Review

For the six month period ended April 30, 2010, small and mid-cap stocks generally outperformed large caps, and we saw that play out in our Funds’ performance.  Many of our portfolios were overweight in Consumer Discretionary stocks for the period, which benefitted their performance.  During the stock selection process, our formulas have identified a theme that we term “getting more for less,” and many of these stocks, such as discount retailers, have performed well during the period.

We are pleased with the performance of the Cornerstone Funds during the period, with our five equity funds returning between 15% and 27%.

Hennessy Cornerstone Growth Fund

The Fund returned 20.32% for the six-month period ended April 30, 2010, underperforming its benchmark, the Russell 2000 Index, which returned 28.17%.  Prior to the Fund’s rebalance in the winter, the best performing stock was FGX International Holdings (FGXI), as they issued a better than expected Q3 ’09 earnings report, while the worst performer was Hot Topic (HOTT), as the company issued a weak October sales report. Post rebalance, the Fund’s relative underperformance versus its benchmark was driven by security selection in each sector except Energy. The best performing stock was Brunswick Corp. (BC), while the worst performing stock was Telvent (TLVT), which issued a worse than expected earnings release for Q4 ’09.

Hennessy Cornerstone Growth Fund, Series II

The Fund returned 27.86% for the six-month period ended April 30, 2010, outperforming its benchmark, the Russell 2000 Growth Index, which returned 25.49%. Security selection in the Consumer Discretionary, Industrial, and Health Care sectors specifically drove the strong performance and more than offset weaker security selection in the Consumer Staples, Materials and Energy sectors. Sector allocation was neutral, as a positive contribution from an overweight position in Consumer Discretionary stocks was offset by overweight positions in the Consumer Staples, Materials, and Financials sectors. The best performing stock in the fund was Dollar Thrifty Automotive Group (DTG), which was up 138%, as it released better than expected earnings in February and fielded a takeover offer in late April. The worst performing stock in the fund was Fuqi International (FUQI), which was down 49% upon issuing an accounting restatement.  Discount retailer, 99 Cents Stores (NDN) gained 37% during the period.

Hennessy Focus 30 Fund

While the Fund returned 21.42% for the six-month period ended April 30, 2010, it underperformed its benchmark, the S&P 400 Mid-cap Index, which returned 25.78%. Security selection in the Materials, Energy, Industrial and IT sectors hampered the Fund’s relative performance and offset positive security selection in other sectors such as Financials and Consumer Staples, as well as the positive impact of sector allocation, including overweight positions in Materials and

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FUND PERFORMANCE REVIEW

Consumer Discretionary stocks and an underweight position in the Utilities sector. The best performing stock in the Fund over the six-month period was Tractor Supply Co. (TSCO), which was up 50%, as the company pre-released stellar guidance for Q1 ’10, while the worst performing was Tetra Tech (TTEK), which was down 5%, as the company reduced its outlook for Fiscal Year 2010. Discount retailers Dollar Tree (DLTR) and Ross Stores (ROST) returned 35% and 27% for the period, respectively.

Hennessy Cornerstone Large Growth Fund

The Fund returned 18.37% for the six-month period ended April 30, 2010, outperforming its benchmark, the Russell 1000 Index, which returned 16.77%. The outperformance was the result of sector allocation. Prior to the Fund’s rebalance, overweight positions in the Industrial and Consumer Discretionary sectors, as well as an underweight position in the Consumer Staples sector more than offset a negative contribution from an overweight position in Energy. The best performing stocks in the portfolio prior to rebalance were Cummins, Inc. (CMI), who reported strong Q4 ‘09 earnings, while the worst performer was Diamond Offshore Drilling (DO), who had an earnings miss in Q4 ‘09.  Post rebalance, the top performing stocks were Fluor Corp. (FLR) and discount retailer, TJX Companies (TJX). Family Dollar Stores (FDO) also had strong performance while in the portfolio.

Hennessy Cornerstone Value Fund

The Fund returned 14.90% for the six-month period ended April 30, 2010, underperforming its benchmark, the Russell 1000 Value Index, which returned 17.77%. Prior to its rebalance in the winter, the Fund was outpacing its benchmark, due to positive sector allocation from overweight positions in the Materials and Consumer Discretionary sectors and underweight positions in the Financial and Energy sectors. Strong security selection in the Materials and IT sectors also helped performance. Post rebalance, the Fund’s relative underperformance was driven by sector allocation and security selection. Negative contributions from overweight positions in Consumer Staples and Telecom stocks and an underweight position in Financials more than offset the positive contribution from an overweight position in Industrials stocks. Weak security selection in the Energy and IT sectors more than offset strong security selection in the Telecom and Consumer Staples sectors. The top performer in the Fund post-rebalance was Limited Brands, Inc. (LTD), which benefited from stronger than expected Q4 earnings. Home Depot (HD) also had strong performance while in the portfolio.

Hennessy Total Return and Hennessy Balanced Funds

The Hennessy Total Return Fund returned 11.78% and the Hennessy Balanced Fund returned 6.15% for the six-month period ended April 30, 2010, compared to the Dow Jones Industrial Average, which returned 14.87%. The Funds’ relative underperformance to their benchmark is due primarily to low yields on the Total Return Fund’s 25% position and the Balanced Fund’s 50% position in short-term Treasury Bills. A number of companies in these portfolios have increased their dividends during the period, including Home Depot (HD), whose stock gained 41% for the six-month period, Johnson and Johnson (JNJ), which gained 9%,

HENNESSY FUNDS                          1-800-966-4354

and Chevron (CVX), which gained 6%. Boeing Co. (BA) was the top performing stock in the portfolios, returning 52% for the period, while Exxon Mobil was the poorest performer, losing -5%.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Hennessy Total Return and the Hennessy Balanced Funds are non-diversified, meaning they may concentrate assets in fewer individual holdings than a diversified fund, making them more exposed to individual stock volatility than a diversified fund.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this semi-annual report for additional portfolio information, including percentages of holdings.

The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks. The Russell 2000 and Russell 2000 Growth Indices are unmanaged indices commonly used to measure the performance of small cap stocks, while the Russell 1000 and Russell 1000 Value indices measure the performance of large cap stocks. The S&P 400 Mid-cap Index is an unmanaged index commonly used to measure the performance of mid-cap stocks. One cannot invest directly in an index.

Current and future holdings are subject to risk.

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SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

Summaries of Investments

The following summaries of investment portfolios are designed to help investors better understand each fund’s principal holdings.  Each summary is as of April 30, 2010 (Unaudited).

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Sanmina-SCI Corp.	3.58%
Brunswick Corp.	3.29%
KapStone Paper & Packaging Corp.	2.76%
American Axle & Manufacturing Holdings, Inc.	2.62%
Patriot Coal Corp.	2.59%
Ford Motor Co.	2.44%
Kirkland’s, Inc.	2.38%
H.H. Gregg, Inc.	2.30%
La-Z-Boy, Inc.	2.30%
Jo-Ann Stores, Inc.	2.26%

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS – 99.45%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 31.16%
American Axle & Manufacturing
Holdings Inc. (a)	584,000	$6,283,840	2.62%
Big 5 Sporting Goods Corp.	242,400	4,108,680	1.71%
Brunswick Corp.	377,700	7,893,930	3.29%
CarMax, Inc. (a)	201,000	4,938,570	2.06%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar – ADR (b)	59,800	4,096,898	1.71%
Ford Motor Co. (a)	449,900	5,857,698	2.44%
H.H. Gregg, Inc. (a)	193,200	5,531,316	2.30%
Jo-Ann Stores, Inc. (a)	123,200	5,435,584	2.26%
Kirkland’s, Inc. (a)	257,200	5,727,844	2.38%
Knology, Inc. (a)	393,900	5,171,907	2.15%
La-Z-Boy, Inc. (a)	424,000	5,528,960	2.30%
Lumber Liquidators Holdings, Inc. (a)	157,300	4,791,358	1.99%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	222,700	5,148,824	2.14%
Virgin Media, Inc.	246,500	4,335,935	1.81%
		74,851,344	31.16%
Consumer Staples – 5.14%
Cott Corp. (b)	489,500	4,097,115	1.70%
Nu Skin Enterprises, Inc.	146,300	4,397,778	1.83%
Revlon, Inc. (a)	220,200	3,857,904	1.61%
		12,352,797	5.14%
Energy – 12.54%
Acergy SA – ADR (b)	264,400	5,052,684	2.11%
Calumet Specialty Products	213,300	4,786,452	1.99%
DCP Midstream Partners LP	161,500	5,402,175	2.25%
Massey Energy Corp.	106,000	3,882,780	1.62%
Patriot Coal Corp. (a)	316,200	6,225,978	2.59%
Regency Energy Partners LP	209,800	4,760,362	1.98%
		30,110,431	12.54%
Financials – 9.54%
Advance America Cash Advance Centers, Inc.	673,300	3,851,276	1.60%
AmeriCredit Corp. (a)	216,300	5,178,222	2.16%
Cardtronics, Inc. (a)	342,000	4,767,480	1.98%

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Financials (Continued)
Encore Capital Group, Inc. (a)	225,900	$5,197,959	2.17%
XL Capital Ltd. (b)	220,200	3,919,560	1.63%
		22,914,497	9.54%
Health Care – 7.60%
CIGNA Corp.	121,500	3,895,290	1.62%
Cooper Companies, Inc.	117,200	4,557,908	1.90%
Providence Service Corp. (a)	276,700	4,595,987	1.91%
SXC Health Solutions Corp. (a)(b)	74,800	5,213,560	2.17%
		18,262,745	7.60%
Industrials – 4.82%
Bucyrus International, Inc.	77,000	4,851,770	2.02%
GenCorp, Inc. (a)	482,500	3,001,150	1.25%
M&F Worldwide Corp. (a)	121,700	3,731,322	1.55%
		11,584,242	4.82%
Information Technology – 14.19%
Advanced Micro Devices, Inc. (a)	555,200	5,030,112	2.09%
Global Cash Access Holdings, Inc. (a)	539,700	4,684,596	1.95%
GSI Commerce, Inc. (a)	173,100	4,716,975	1.96%
Sanmina-SCI Corp. (a)	482,500	8,602,975	3.58%
Tech Data Corp. (a)	95,700	4,105,530	1.71%
Telvent GIT SA (b)	120,300	3,476,670	1.45%
Unisys Corp. (a)	124,100	3,477,282	1.45%
		34,094,140	14.19%
Materials – 11.51%
Braskem SA – ADR (b)	275,000	3,918,750	1.63%
Huntsman Corp.	408,600	4,662,126	1.94%
KapStone Paper & Packaging Corp.(a)	513,700	6,626,730	2.76%
NewMarket Corp.	37,200	4,092,000	1.70%
Omnova Solutions, Inc. (a)	602,300	4,607,595	1.92%
Schweitzer-Mauduit International, Inc.	65,900	3,751,028	1.56%
		27,658,229	11.51%
Telecommunication Services – 2.95%
Tim Participacoes SA – ADR (b)	143,800	3,737,362	1.56%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Telecommunication Services (Continued)
Vivo Participacoes SA – ADR (b)	126,400	$3,345,808	1.39%
		7,083,170	2.95%

Total Common Stocks (Cost $203,644,626)		238,911,595	99.45%

SHORT-TERM INVESTMENTS – 0.69%
Money Market Funds – 0.69%
Fidelity Government Portfolio, 0.0400% (c)	1,654,303	1,654,303	0.69%

Total Money Market Funds (Cost $1,654,303)		1,654,303	0.69%

Total Short-Term Investments
(Cost $1,654,303)		1,654,303	0.69%

Total Investments – 100.14%
(Cost $205,298,929)		240,565,898	100.14%

Liabilities in Excess of Other Assets – (0.14)%		(324,478)	(0.14)%
TOTAL NET ASSETS – 100.00%		$240,241,420	100.00%

Percentages are stated as a percent of net assets.

(a)Non Income Producing
(b)Foreign Issued Security
(c)The rate listed is the Fund’s 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$74,851,344	$—	$—	$74,851,344
Consumer Staples	12,352,797	—	—	12,352,797
Energy	30,110,431	—	—	30,110,431
Financials	22,914,497	—	—	22,914,497
Health Care	18,262,745	—	—	18,262,745
Industrials	11,584,242	—	—	11,584,242
Information Technology	34,094,140	—	—	34,094,140
Materials	27,658,229	—	—	27,658,229
Telecommunication Services	7,083,170	—	—	7,083,170
Total Equity	$238,911,595	$—	$—	$238,911,595
Short-Term Investments	$1,654,303	$—	$—	$1,654,303
Total Investments in Securities	$240,565,898	$—	$—	$240,565,898

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

HENNESSY CORNERSTONE
GROWTH FUND, SERIES II
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Dollar Thrifty Automotive Group Co.	6.41%
SXC Health Solutions Corp.	3.87%
Kirkland’s, Inc.	3.40%
Madden Steven Ltd.	3.08%
Schweitzer-Mauduit International, Inc.	3.07%
Jos. A. Bank Clothiers, Inc.	2.79%
Encore Cap Group, Inc.	2.67%
Evercore Partners, Inc.	2.60%
H.H. Gregg, Inc.	2.54%
Cott Corporation	2.33%

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SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS – 97.91%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 33.49%
99 Cents Only Stores (a)	35,800	$555,616	1.62%
Aaron’s, Inc.	23,700	534,909	1.56%
Carter’s, Inc. (a)	20,500	660,510	1.93%
Fuqi International, Inc. (a)	27,800	292,178	0.85%
H. H .Gregg, Inc. (a)	30,400	870,352	2.54%
Isle Of Capri Casinos, Inc. (a)	39,200	426,888	1.25%
Jos. A. Bank Clothiers, Inc. (a)	15,700	955,502	2.79%
Kirkland’s, Inc. (a)	52,300	1,164,721	3.40%
Lincoln Educational Services Corp. (a)	25,900	646,464	1.89%
Madden Steven Ltd. (a)	18,200	1,054,872	3.08%
National Presto Industries, Inc.	6,200	694,214	2.03%
P. F. Changs China Bistro, Inc. (a)	15,400	672,056	1.96%
Peet’s Coffee & Tea, Inc. (a)	18,600	736,932	2.15%
Pep Boys Manny Moe & Jack	50,800	636,524	1.86%
Spartan Motors, Inc.	44,900	277,033	0.81%
Sturm Ruger & Co., Inc.	38,500	642,565	1.88%
Texas Roadhouse, Inc. (a)	43,900	648,842	1.89%
		11,470,178	33.49%
Consumer Staples – 11.81%
Calavo Growers, Inc.	24,200	419,628	1.22%
Central Garden & Pet Co. (a)	50,500	521,665	1.52%
Coca Cola Bottling Co.	8,800	484,704	1.42%
Cott Corp. (a)(b)	95,300	797,661	2.33%
J & J Snack Foods Corp.	13,500	628,965	1.84%
Lancaster Colony Corp.	10,900	599,173	1.75%
United Natural Foods, Inc. (a)	19,300	592,317	1.73%
		4,044,113	11.81%
Energy – 5.44%
Nustar Energy LP	9,400	578,664	1.69%
Sunoco Logistics Partners LP	9,000	615,690	1.80%
World Fuel Services Corp.	23,500	668,105	1.95%
		1,862,459	5.44%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Financials – 8.69%
Encore Cap Group, Inc. (a)	39,800	$915,798	2.67%
Evercore Partners, Inc.	24,800	888,832	2.60%
First Horizon National Corp. (a)	40,000	566,000	1.65%
Stifel Financial Corp. (a)	10,600	607,698	1.77%
		2,978,328	8.69%
Health Care – 9.51%
Bio-reference Labs, Inc. (a)	30,800	720,720	2.10%
Cantel Medical Corp. (a)	30,100	600,796	1.76%
Rehabcare Group, Inc. (a)	21,400	610,328	1.78%
SXC Health Solutions Corp. (a)(b)	19,000	1,324,300	3.87%
		3,256,144	9.51%
Industrials – 16.37%
Apac Customer Services, Inc. (a)	95,100	546,825	1.60%
Baker Michael Corp. (a)	11,900	420,546	1.23%
Cubic Corp.	13,700	511,147	1.49%
Dollar Thrifty Automotive Group Co. (a)	49,900	2,195,101	6.41%
Force Protection, Inc. (a)	62,100	332,235	0.97%
Goodrich Corp.	9,500	704,710	2.06%
Marten Transport Ltd (a)	22,700	495,995	1.45%
Tetra Tech, Inc. (a)	16,400	399,340	1.16%
		5,605,899	16.37%
Information Technology – 4.22%
Black Box Corp.	13,300	414,827	1.21%
Global Cash Access Holdings, Inc. (a)	67,900	589,372	1.72%
NCI, Inc. (a)	15,500	440,355	1.29%
		1,444,554	4.22%
Materials – 6.77%
Bway Holding Co. (a)	30,100	595,378	1.74%
Rock-Tenn Co.	13,000	670,800	1.96%
Schweitzer-Mauduit International, Inc.	18,500	1,053,020	3.07%
		2,319,198	6.77%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Telecommunication Services – 1.61%
USA Mobility, Inc.	39,600	$552,024	1.61%

Total Common Stocks (Cost $23,578,994)		33,532,897	97.91%

SHORT-TERM INVESTMENTS – 2.29%	Principal		% of Net
	Amount	Value	Assets
Demand Notes# – 2.29%
American Family Financial Services, Inc. 0.1001%	$784,913	784,913	2.29%

Total Demand Notes ($784,913)		784,913	2.29%

Total Short-Term Investments
(Cost $784,913)		784,913	2.29%

Total Investments – 100.20%
(Cost $24,363,907)		34,317,810	100.20%

Liabilities in Excess of Other Assets – (0.20)%		(70,075)	(0.20)%
TOTAL NET ASSETS – 100.00%		$34,247,735	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$11,470,178	$—	$—	$11,470,178
Consumer Staples	4,044,113	—	—	4,044,113
Energy	1,862,459	—	—	1,862,459
Financials	2,978,328	—	—	2,978,328
Health Care	3,256,144	—	—	3,256,144
Industrials	5,605,899	—	—	5,605,899
Information Technology	1,444,554	—	—	1,444,554
Materials	2,319,198	—	—	2,319,198
Telecommunication Services	552,024	—	—	552,024
Total Equity	$33,532,897	$—	$—	$33,532,897
Short-Term Investments	$—	$784,913	$—	$784,913
Total Investments in Securities	$33,532,897	$784,913	$—	$34,317,810

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY FOCUS 30 FUND

HENNESSY FOCUS 30 FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Mylan, Inc.	4.04%
Virgin Media, Inc.	3.97%
AmeriCredit Corp.	3.90%
Tractor Supply Co.	3.80%
Coca-Cola Enterprises, Inc.	3.64%
Tupperware Brands Corp.	3.60%
Del Monte Foods Co.	3.54%
Goodrich Corp.	3.53%
NewMarket Corp.	3.50%
O’ Reilly Automotive, Inc.	3.47%

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS – 97.81%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 33.87%
Aeropostale, Inc. (a)	144,100	$4,184,664	2.79%
Carter’s, Inc. (a)	159,200	5,129,424	3.42%
Darden Restaurants, Inc.	116,300	5,204,425	3.46%
Dollar Tree, Inc. (a)	81,400	4,942,608	3.29%
Gymboree Corp. (a)	88,500	4,348,005	2.89%
O’Reilly Automotive, Inc. (a)	106,600	5,211,674	3.47%
Ross Stores, Inc.	85,200	4,771,200	3.18%
Tractor Supply Co. (a)	84,900	5,702,733	3.80%
Tupperware Brands Corp.	106,000	5,413,420	3.60%
Virgin Media, Inc.	339,100	5,964,769	3.97%
		50,872,922	33.87%
Consumer Staples – 10.10%
Coca-Cola Enterprises, Inc.	196,900	5,460,037	3.64%
Del Monte Foods Co.	356,000	5,318,640	3.54%
Lancaster Colony Corp.	79,800	4,386,606	2.92%
		15,165,283	10.10%
Energy – 9.97%
Linn Energy LLC	188,700	5,113,770	3.41%
Plains All American Pipeline L.P.	83,400	4,836,366	3.22%
World Fuel Services Corp.	176,600	5,020,738	3.34%
		14,970,874	9.97%
Financials – 3.90%
AmeriCredit Corp. (a)	245,000	5,865,300	3.90%

Health Care – 10.33%
Emergency Medical Services Corp. (a)	85,500	4,521,240	3.01%
Mylan, Inc. (a)	275,400	6,067,062	4.04%
Watson Pharmaceuticals, Inc. (a)	114,900	4,920,018	3.28%
		15,508,320	10.33%
Industrials – 8.45%
Goodrich Corp.	71,500	5,303,870	3.53%
KBR, Inc.	183,500	4,051,680	2.70%
Tetra Tech, Inc. (a)	137,200	3,340,820	2.22%
		12,696,370	8.45%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY FOCUS 30 FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Information Technology – 8.76%
Broadridge Financial Solutions Inc.	186,400	$4,438,184	2.96%
Computer Sciences Corp. (a)	82,400	4,316,936	2.87%
Tech Data Corp. (a)	102,700	4,405,830	2.93%
		13,160,950	8.76%
Materials – 12.43%
Ball Corp.	82,700	4,400,467	2.93%
NewMarket Corp.	47,800	5,258,000	3.50%
Rock-Tenn Co.	81,100	4,184,760	2.79%
Scotts Miracle Gro Co.	99,700	4,830,465	3.21%
		18,673,692	12.43%

Total Common Stocks (Cost $119,666,813)		146,913,711	97.81%

WARRANTS – 0.00%
Lantronix Inc., Warrant Ω
Expiration: February, 2011,
Exercise Price: $0.850	158	0	0.00%

Total Warrants (Cost $0)		0	0.00%

SHORT-TERM INVESTMENTS – 2.29%
Money Market Funds – 2.29%
Fidelity Government Portfolio, 0.0400% (b)	3,441,975	3,441,975	2.29%

Total Money Market Funds (Cost $3,441,975)		3,441,975	2.29%

Total Short-Term Investments
(Cost $3,441,975)		3,441,975	2.29%

Total Investments – 100.10%
(Cost $123,108,788)		150,355,686	100.10%

Liabilities in Excess of Other Assets – (0.10)%		(153,739)	(0.10)%
TOTAL NET ASSETS – 100.00%		$150,201,947	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	The rate listed is the Fund’s 7-day yield as of April 30, 2010
Ω	Security is fair valued

The accompanying notes are an integral part of these financial statements.

 HENNESSY FUNDS                          1-800-966-4354

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3		Total
Equity
Consumer Discretionary	$50,872,922	$—	$—		$50,872,922
Consumer Staples	15,165,283	—	—		15,165,283
Energy	14,970,874	—	—		14,970,874
Financials	5,865,300	—	—		5,865,300
Health Care	15,508,320	—	—		15,508,320
Industrials	12,696,370	—	—		12,696,370
Information Technology	13,160,950	—	—		13,160,950
Materials	18,673,692	—	—		18,673,692
Total Equity	$146,913,711	$—	$—		$146,913,711
Warrants	$—	$—	$—	(1)	$—
Short-Term Investments	$3,441,975	$—	$—		$3,441,975
Total Investments in Securities	$150,355,686	$—	$—		$150,355,686

(1)	If the Lantronix, Inc. warrant would have had a value, it would have been a Level 3 fair value. The warrant has been fair valued at $0 during the entire reporting period.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE
LARGE GROWTH FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Humana, Inc.	2.04%
Kellogg Co.	2.04%
Bristol-Myers Squibb Co.	2.04%
Consol Energy, Inc.	2.01%
H.J. Heinz Co.	2.01%
Sysco Corp.	2.00%
General Mills, Inc.	1.99%
Campbell Soup Co.	1.99%
AutoZone, Inc.	1.98%
Clorox Co.	1.98%

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS – 97.31%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 27.01%
Apollo Group, Inc. (a)	24,700	$1,418,027	1.81%
AutoZone, Inc. (a)	8,400	1,554,084	1.98%
Best Buy Co, Inc.	32,900	1,500,240	1.91%
DIRECTV (a)	42,400	1,536,152	1.96%
Dish Network Corp. (a)	69,500	1,539,425	1.96%
Dollar Tree, Inc. (a)	25,000	1,518,000	1.93%
Family Dollar Stores, Inc.	38,900	1,538,884	1.96%
The Gap, Inc.	60,800	1,503,584	1.91%
Liberty Global, Inc. (a)	55,800	1,529,478	1.95%
Mattel, Inc.	65,700	1,514,385	1.93%
The McGraw-Hill Companies, Inc.	45,400	1,530,888	1.95%
Ross Stores, Inc.	26,800	1,500,800	1.91%
TJX Companies, Inc.	32,500	1,506,050	1.92%
Yum Brands, Inc.	35,700	1,514,394	1.93%
		21,204,391	27.01%
Consumer Staples – 19.89%
Altria Group, Inc.	73,100	1,548,989	1.97%
Campbell Soup Co.	43,500	1,559,910	1.99%
Clorox Co.	24,000	1,552,800	1.98%
General Mills, Inc. (a)	22,000	1,565,960	1.99%
H.J. Heinz Co.	33,600	1,574,832	2.01%
Kellogg Co.	29,200	1,604,248	2.04%
Kimberly - Clark Corp.	25,200	1,543,752	1.97%
Lorillard, Inc.	19,700	1,543,889	1.97%
Philip Morris International, Inc.	31,600	1,550,928	1.97%
Sysco Corp.	49,900	1,573,846	2.00%
		15,619,154	19.89%
Energy – 3.83%
Consol Energy, Inc.	35,300	1,577,204	2.01%
Diamond Offshore Drilling	18,100	1,431,710	1.82%
		3,008,914	3.83%
Financials – 1.94%
Moody’s Corp.	61,500	1,520,280	1.94%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Health Care – 19.62%
Baxter International, Inc.	32,200	$1,520,484	1.94%
Becton, Dickinson & Co.	20,100	1,535,037	1.95%
Bristol-Myers Squibb Co.	63,200	1,598,328	2.04%
Cardinal Health, Inc.	42,800	1,484,732	1.89%
CIGNA Corp.	47,200	1,513,232	1.93%
Eli Lilly & Co.	43,800	1,531,686	1.95%
Forest Laboratories, Inc. (a)	56,500	1,540,190	1.96%
Humana, Inc. (a)	35,100	1,604,772	2.04%
Johnson & Johnson	23,800	1,530,340	1.95%
Laboratory Corp. of America Holdings (a)	19,700	1,547,829	1.97%
		15,406,630	19.62%
Industrials – 11.62%
Flowserve Corp.	13,200	1,512,456	1.92%
Fluor Corp.	29,300	1,548,212	1.97%
Honeywell International, Inc.	32,600	1,547,522	1.97%
Joy Global, Inc.	25,300	1,437,293	1.83%
Lockheed Martin Corp.	18,100	1,536,509	1.96%
Raytheon Co.	26,500	1,544,950	1.97%
		9,126,942	11.62%
Information Technology – 5.71%
International Business Machines Corp.	11,900	1,535,100	1.96%
SAIC, Inc. (a)	84,900	1,478,109	1.88%
Western Digital Corp. (a)	35,700	1,466,913	1.87%
		4,480,122	5.71%
Materials – 7.69%
Crown Holdings, Inc. (a)	56,800	1,476,800	1.88%
FMC Corp.	24,000	1,527,360	1.95%
Freeport-McMoRan Copper & Gold, Inc.	20,100	1,518,153	1.93%
Lubrizol Corp.	16,800	1,517,712	1.93%
		6,040,025	7.69%

Total Common Stocks (Cost $70,232,308)		76,406,458	97.31%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

SHORT-TERM INVESTMENTS – 1.93%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.93%
Fidelity Government Portfolio, 0.06% (b)	1,516,422	$1,516,423	1.93%

Total Short-Term Investments
(Cost $1,516,423)		1,516,423	1.93%

Total Investments – 99.24%
(Cost $71,748,731)		77,922,881	99.24%

Other Assets in Excess of Liabilities – 0.76%		594,238	0.76%
TOTAL NET ASSETS – 100.00%		$78,517,119	100.00%

Percentages are stated as a percent of net assets.

(a)	Non income producing
(b)	The rate listed is the Fund’s 7-day yield as of April 30, 2010

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$21,204,391	$—	$—	$21,204,391
Consumer Staples	15,619,154	—	—	15,619,154
Energy	3,008,914	—	—	3,008,914
Financials	1,520,280	—	—	1,520,280
Health Care	15,406,630	—	—	15,406,630
Industrials	9,126,942	—	—	9,126,942
Information Technology	4,480,122	—	—	4,480,122
Materials	6,040,025	—	—	6,040,025
Total Common Stock	$76,406,458	$—	$—	$76,406,458
Short Term Investments	$1,516,423	$—	$—	$1,516,423
Total Investments in Securities	$77,922,881	$—	$—	$77,922,881

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Limited Brands, Inc.	2.57%
Boeing Co.	2.46%
Hershey Co.	2.41%
Emerson Electric Co.	2.27%
EI du Pont de Nemours & Co.	2.27%
Home Depot, Inc.	2.23%
Eaton Corp.	2.21%
PPG Industries, Inc.	2.21%
United Parcel Service, Inc.	2.16%
Sara Lee Corp.	2.16%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

COMMON STOCKS – 97.39%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 8.96%
Home Depot, Inc.	103,700	$3,655,425	2.23%
Limited Brands, Inc.	157,200	4,212,960	2.57%
Mattel, Inc.	149,100	3,436,755	2.10%
McDonald’s Corp.	47,800	3,374,202	2.06%
		14,679,342	8.96%
Consumer Staples – 23.80%
Altria Group, Inc.	151,200	3,203,928	1.95%
Campbell Soup Co.	90,000	3,227,400	1.97%
ConAgra Foods, Inc.	134,000	3,278,980	2.00%
Diageo PLC – ADR (b)	43,600	2,970,904	1.81%
HJ Heinz Co.	70,700	3,313,709	2.02%
Hershey Co.	84,200	3,958,242	2.41%
Kimberly Clark Corp.	46,900	2,873,094	1.75%
Kraft Foods, Inc.	110,000	3,256,000	1.99%
Philip Morris International, Inc.	61,000	2,993,880	1.83%
Reynolds American, Inc.	55,900	2,986,178	1.82%
Sara Lee Corp.	248,800	3,537,936	2.16%
Sysco Corp.	108,400	3,418,936	2.09%
		39,019,187	23.80%
Energy – 10.71%
BP PLC – ADR (b)	52,900	2,758,735	1.68%
Chevron Corp.	38,600	3,143,584	1.92%
ENI SPA – ADR (b)	61,000	2,711,450	1.65%
Marathon Oil Corp.	96,100	3,089,615	1.88%
Royal Dutch Shell PLC – ADR (b)	51,100	3,206,525	1.96%
Total SA – ADR (b)	48,700	2,648,306	1.62%
		17,558,215	10.71%
Financials – 2.02%
Marsh & McLennan Companies, Inc.	136,900	3,315,718	2.02%

Health Care – 6.75%
Bristol-Myers Squibb Co.	115,200	2,913,408	1.78%
GlaxoSmithKline PLC – ADR (b)	71,100	2,651,319	1.62%
Merck & Co., Inc.	79,400	2,782,176	1.70%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Health Care (Continued)
Pfizer, Inc.	162,300	$2,713,656	1.65%
		11,060,559	6.75%
Industrials – 16.83%
Boeing Co.	55,600	4,027,108	2.46%
Eaton Corp.	46,900	3,618,804	2.21%
Emerson Electric Co.	71,100	3,713,553	2.27%
Lockheed Martin Corp.	38,900	3,302,221	2.01%
Pitney Bowes, Inc.	130,100	3,304,540	2.02%
RR Donnelley & Sons Co.	137,400	2,952,726	1.80%
United Parcel Service, Inc.	51,200	3,539,968	2.16%
Waste Management, Inc.	90,000	3,121,200	1.90%
		27,580,120	16.83%
Information Technology – 7.46%
Automatic Data Processing, Inc.	70,100	3,039,536	1.85%
Intel Corp.	151,300	3,454,179	2.11%
Nokia OYJ – ADR (b)	238,600	2,901,376	1.77%
Taiwan Semiconductor
Manufacturing Ltd.- ADR (b)	267,400	2,831,766	1.73%
		12,226,857	7.46%
Materials – 8.14%
EI du Pont de Nemours & Co.	93,200	3,713,088	2.27%
MeadWestvaco Corp.	108,000	2,934,360	1.79%
Nucor Corp.	67,800	3,072,696	1.87%
PPG Industries, Inc.	51,400	3,617,018	2.21%
		13,337,162	8.14%
Telecommunication Services – 12.72%
AT&T, Inc.	108,700	2,832,722	1.73%
BCE, Inc. (b)	114,500	3,446,450	2.10%
China Mobile Ltd. – ADR (b)	64,600	3,158,940	1.93%
Mobile Telesystems OJSC – ADR (b)	61,500	3,397,875	2.07%
Telefonica De Argentina (a)(b)Ω	100	0	0.00%
Telefonica SA – ADR (b)	36,100	2,446,858	1.49%
Verizon Communications, Inc.	90,600	2,617,434	1.60%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY CORNERSTONE VALUE FUND

COMMON STOCKS	Number		% of Net
	of Shares	Value	Assets
Telecommunication Services (Continued)
Vodafone Group PLC – ADR (b)	132,800	$2,948,160	1.80%
		20,848,439	12.72%

Total Common Stocks (Cost $146,141,449)		159,625,599	97.39%

SHORT-TERM INVESTMENTS – 0.00%
Money Market Funds – 0.00%
Fidelity Government Portfolio, 0.0400% (c)	249	249	0.00%

Total Money Market Funds (Cost $249)		249	0.00%

Total Short-Term Investments
(Cost $249)		249	0.00%

Total Investments – 97.39%
(Cost $146,141,698)		159,625,848	97.39%

Other Assets in Excess of Liabilities – 2.61%		4,277,416	2.61%
TOTAL NET ASSETS – 100.00%		$163,903,264	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	The rate listed is the Fund’s 7-day yield as of April 30, 2010.
Ω	Security is fair valued

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$14,679,342	$—	$—	$14,679,342
Consumer Staples	39,019,187	—	—	39,019,187
Energy	17,558,215	—	—	17,558,215
Financials	3,315,718	—	—	3,315,718
Health Care	11,060,559	—	—	11,060,559
Industrials	27,580,120	—	—	27,580,120
Information Technology	12,226,857	—	—	12,226,857
Materials	13,337,162	—	—	13,337,162
Telecommunication Services	20,848,439	—	—	20,848,439
Total Equity	$159,625,599	$—	$—	$159,625,599
Short-Term Investments	$249	$—	$—	$249
Total Investments in Securities	$159,625,848	$—	$—	$159,625,848

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
EI Du Pont de Nemours & Co.	8.28%
Chevron Corp.	6.97%
AT&T, Inc.	6.71%
Pfizer, Inc.	6.55%
Kraft Foods, Inc.	6.38%
Verizon Communications, Inc.	6.34%
Merck & Co., Inc.	6.33%
McDonald’s Corp.	6.28%
Home Depot, Inc.	6.26%
Boeing Co.	4.60%

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS – 73.22%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 12.54%
Home Depot, Inc.	96,900	$3,415,725	6.26%
McDonald’s Corp.	48,600	3,430,674	6.28%
		6,846,399	12.54%
Consumer Staples – 8.10%
Coca-Cola Co.	17,600	940,720	1.72%
Kraft Foods, Inc.	117,600	3,480,960	6.38%
		4,421,680	8.10%
Energy – 6.97%
Chevron Corp.	46,700	3,803,248	6.97%

Health Care – 15.84%
Johnson & Johnson	25,100	1,613,930	2.96%
Merck & Co., Inc.	98,600	3,454,944	6.33%
Pfizer, Inc.	214,000	3,578,080	6.55%
		8,646,954	15.84%
Industrials – 7.28%
Boeing Co.	34,700	2,513,321	4.60%
Caterpillar, Inc.	21,500	1,463,935	2.68%
		3,977,256	7.28%
Information Technology – 1.16%
Intel Corp.	27,700	632,391	1.16%

Materials – 8.28%
EI Du Pont de Nemours & Co.	113,500	4,521,840	8.28%

Telecommunication Services – 13.05%
AT&T, Inc.	140,500	3,661,430	6.71%
Verizon Communications, Inc.	119,800	3,461,022	6.34%
		7,122,452	13.05%

Total Common Stocks (Cost $38,394,858)		39,972,220	73.22%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY TOTAL RETURN FUND

SHORT-TERM INVESTMENTS – 56.49%	Number		% of Net
	of Shares	Value	Assets
Money Market Funds – 5.21%
Fidelity Government Obligation, 0.0200% (a)	404,267	$404,267	0.74%
Fidelity Government Portfolio, 0.0400% (a)	2,441,981	2,441,981	4.47%

Total Money Market Funds (Cost $2,846,248)		2,846,248	5.21%

U.S. Treasury Bills* – 51.28%
0.2500%, 6/10/2010	28,000,000	27,996,111	51.28%

Total U.S. Treasury Bills (Cost $27,996,111)		27,996,111	51.28%

Total Short-Term Investments
(Cost $30,842,359)		30,842,359	56.49%

Total Investments – 129.71%
(Cost $69,237,217)		70,814,579	129.71%

Liabilities in Excess of Other Assets – (29.71)%		(16,220,187)	(29.71)%
TOTAL NET ASSETS – 100.00%		$54,594,392	100.00%

(a)	The rate listed is the Fund’s 7-day yield as of April 30, 2010.
*	Collateral or partial collateral for securities sold subject to repurchase.

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$6,846,399	$—	$—	$6,846,399
Consumer Staples	4,421,680	—	—	4,421,680
Energy	3,803,248	—	—	3,803,248
Health Care	8,646,954	—	—	8,646,954
Industrials	3,977,256	—	—	3,977,256
Information Technology	632,391	—	—	632,391
Materials	4,521,840	—	—	4,521,840
Telecommunication Services	7,122,452	—	—	7,122,452
Total Equity	$39,972,220	$—	$—	$39,972,220
Short-Term Investments	$2,846,248	$27,996,111	$—	$30,842,359
Total Investments in Securities	$42,818,468	$27,996,111	$—	$70,814,579

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY BALANCED FUND

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
EI Du Pont de Nemours & Co.	5.69%
Home Depot, Inc.	5.38%
Chevron Corp.	5.36%
McDonald’s Corp.	5.01%
AT&T, Inc.	4.98%
Kraft Foods, Inc.	4.92%
Verizon Communications, Inc.	4.75%
Pfizer, Inc.	4.62%
Merck & Co., Inc.	4.61%
Coca-Cola Co.	2.30%

 HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS – 51.57%	Number		% of Net
	of Shares	Value	Assets
Consumer Discretionary – 10.39%
Home Depot, Inc.	18,800	$662,700	5.38%
McDonald’s Corp.	8,750	617,663	5.01%
		1,280,363	10.39%
Consumer Staples – 7.22%
Coca-Cola Co.	5,300	283,285	2.30%
Kraft Foods, Inc.	20,500	606,800	4.92%
		890,085	7.22%
Energy – 5.36%
Chevron Corp.	8,100	659,664	5.36%

Health Care – 9.70%
Johnson & Johnson	900	57,870	0.47%
Merck & Co., Inc.	16,200	567,648	4.61%
Pfizer, Inc.	34,050	569,316	4.62%
		1,194,834	9.70%
Industrials – 2.72%
Boeing Co.	2,000	144,860	1.17%
Caterpillar, Inc.	2,800	190,652	1.55%
		335,512	2.72%
Information Technology – 0.76%
Intel Corp.	4,100	93,603	0.76%

Materials – 5.69%
EI Du Pont de Nemours & Co.	17,600	701,184	5.69%

Telecommunication Services – 9.73%
AT&T, Inc.	23,550	613,713	4.98%
Verizon Communications, Inc.	20,250	585,022	4.75%
		1,198,735	9.73%

Total Common Stocks (Cost $6,249,264)		6,353,980	51.57%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY BALANCED FUND

SHORT-TERM INVESTMENTS – 47.94%	Number		% of Net
	of Shares	Value	Assets
U.S. Treasury Bills – 45.48%
3.625%, 06/15/2010	300,000	$301,254	2.44%
4.125%, 08/15/2010	1,000,000	1,011,367	8.21%
4.250%, 10/15/2010	900,000	916,312	7.44%
1.250%, 11/30/2010	1,100,000	1,106,145	8.98%
4.250%, 01/15/2011	700,000	719,277	5.84%
5.000%, 02/15/2011	1,300,000	1,347,277	10.94%
0.875%, 04/30/2011	200,000	200,844	1.63%

Total U.S. Treasury Bills (Cost $5,602,434)		5,602,476	45.48%
Money Market Funds – 2.46%
Fidelity Government Portfolio, 0.0400% (a)	303,470	303,470	2.46%

Total Money Market Funds (Cost $303,470)		303,470	2.46%

Total Short-Term Investments
(Cost $5,905,904)		5,905,946	47.94%

Total Investments – 99.51%
(Cost $12,155,168)		12,259,926	99.51%

Other Assets in Excess of Liabilities – 0.49%		59,874	0.49%
TOTAL NET ASSETS – 100.00%		$12,319,800	100.00%

(a)	The rate listed is the Fund’s 7 -day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,280,363	$—	$—	$1,280,363
Consumer Staples	890,085	—	—	890,085
Energy	659,664	—	—	659,664
Health Care	1,194,834	—	—	1,194,834
Industrials	335,512	—	—	335,512
Information Technology	93,603	—	—	93,603
Materials	701,184	—	—	701,184
Telecommunication Services	1,198,735	—	—	1,198,735
Total Equity	$6,353,980	$—	$—	$6,353,980
Short-Term Investments	$303,470	$5,602,476	$—	$5,905,946
Total Investments in Securities	$6,657,450	$5,602,476	$—	$12,259,926

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY BALANCED FUND

(This Page Intentionally Left Blank.)

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Assets and Liabilities as of April 30, 2010 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
ASSETS:
Investments in securities, at value (cost $205,298,929, $24,363,907,
$123,108,788, $71,748,731, $146,141,698, $69,237,217 and $12,155,168, respectively)	$240,565,898
Cash	—
Dividends and interest receivable	366,073
Receivable for fund shares sold	17,589
Receivable for securities sold	—
Prepaid expenses and other assets	22,120
Total Assets	240,971,680

LIABILITIES:
Loan Payable	—
Payable for securities purchased	36,489
Payable for fund shares redeemed	223,600
Payable to Advisor	149,688
Payable to Administrator	147,039
Due to Custodian	73,967
Reverse repurchase agreement	—
Accrued interest payable	—
Accrued service fees	19,831
Accrued expenses and other payables	79,646
Total Liabilities	730,260
NET ASSETS	$240,241,420

NET ASSETS CONSIST OF:
Capital stock	$484,492,078
Accumulated net investment income (loss)	(993,296)
Accumulated net realized gain (loss) on investments	(278,524,331)
Unrealized net appreciation (depreciation) on investments	35,266,969
Total Net Assets	$240,241,420

NET ASSETS
Original Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Original Class shares	235,542,400
Shares issued and outstanding	22,229,988
Net asset value, offering price and redemption price per share	$10.60

Institutional Class:
Shares authorized ($.0001 par value)	25,000,000,000
Net assets applicable to outstanding Institutional Class shares	4,699,020
Shares issued and outstanding	440,332
Net asset value, offering price and redemption price per share	$10.67

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF ASSETS AND LIABILITIES

HENNESSY		HENNESSY
CORNERSTONE	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	FUND	VALUE FUND	FUND	FUND

$34,317,810	$150,355,686	$77,922,881	$159,625,848	$70,814,579	$12,259,926
—	—	2,340	—	—	—
2,007	138,218	58,655	274,300	126,723	62,918
428	99,416	4,002	4,295	1,278	31
—	—	58,184,413	5,758,359	—	77,561
24,791	22,759	63,441	22,510	10,706	15,139
34,345,036	150,616,079	136,235,732	165,685,312	70,953,286	12,415,575

—	—	—	472,000	—	—
—	—	57,591,447	—	—	56,074
21,111	179,781	7,552	142,242	44,329	—
20,411	93,063	49,407	103,900	27,153	6,168
19,932	84,046	47,696	98,776	34,013	7,738
—	—	—	941,000	—	—
—	—	—	—	16,191,000	—
—	—	—	—	5,761	—
2,740	10,675	6,486	13,932	4,526	1,028
33,107	46,567	16,025	10,198	52,112	24,767
97,301	414,132	57,718,613	1,782,048	16,358,894	95,775
$34,247,735	$150,201,947	$78,517,119	$163,903,264	$54,594,392	$12,319,800

$85,266,962	$209,499,816	$71,943,835	$215,553,505	$68,805,793	$14,603,214
(131,255)	(146,757)	372,538	1,300,266	(76,309)	4,470
(60,841,875)	(86,398,010)	26,596	(66,434,657)	(15,712,454)	(2,392,642)
9,953,903	27,246,898	6,174,150	13,484,150	1,577,362	104,758
$34,247,735	$150,201,947	$78,517,119	$163,903,264	$54,594,392	$12,319,800

Unlimited	25,000,000,000	Unlimited	25,000,000,000	100,000,000	100,000,000
33,942,238	127,914,103	78,460,173	162,629,403	54,594,392	12,319,800
2,394,084	12,066,115	7,016,401	13,548,701	5,427,915	1,225,575
$14.18	$10.60	$11.18	$12.00	$10.06	$10.05

Unlimited	25,000,000,000	Unlimited	25,000,000,000
305,497	22,287,844	56,946	1,273,861
21,248	2,085,978	5,076	106,184
$14.38	$10.68	$11.22	$12.00

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Operations Six Months Ended April 30, 2010 (Unaudited)

HENNESSY
CORNERSTONE
GROWTH FUND
INVESTMENT INCOME:
Dividend income(1)	$576,539
Interest income	2,216
Total investment income	578,755

EXPENSES:
Investment advisory fees	875,451
Administration, fund accounting, custody and transfer agent fees	301,676
Distribution fees – Original Class (See Note 5)	—
Service fees – Original Class (See Note 5)	116,038
Federal and state registration fees	15,062
Audit fees	12,256
Legal fees	7,456
Compliance expense	1,740
Reports to shareholders	43,398
Directors’ fees and expenses	5,305
Sub-transfer agent expenses – Original Class (See Note 5)	180,267
Sub-transfer agent expenses – Institutional Class (See Note 5)	215
Interest expense (See Note 3 and 6)	—
Other	15,654
Total expenses before reimbursement from advisor	1,574,518
Expense recoupment from advisor – Original Class	—
Expense reimbursement from advisor – Institutional Class	—
Administrative Expense Waiver (See Note 5)	(2,467)
Net expenses	1,572,051
NET INVESTMENT INCOME (LOSS)	$(993,296)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Unaffiliated investments	$13,948,137
Affiliated investments	—
Change in unrealized appreciation (depreciation) on investments	31,000,866
Net gain (loss) on investments	44,949,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,955,707

(1)	Net of foreign taxes withheld of $7,561, $0, $0, $0, $55,933, $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF OPERATIONS

HENNESSY		HENNESSY
CORNERSTONE	HENNESSY	CORNERSTONE	HENNESSY	HENNESSY	HENNESSY
GROWTH FUND,	FOCUS 30	LARGE GROWTH	CORNERSTONE	TOTAL RETURN	BALANCED
SERIES II	FUND	FUND	VALUE FUND	FUND	FUND

$125,428	$864,137	$854,759	$2,432,043	$775,839	$105,559
438	1,455	501	1,158	13,740	10,224
125,866	865,592	855,260	2,433,201	789,579	115,783

117,136	566,571	274,853	582,131	161,378	36,524
40,364	195,237	94,713	200,599	68,586	15,523
—	—	—	—	40,345	9,131
15,690	63,271	37,118	78,055	26,896	6,087
16,270	18,017	20,392	14,797	8,996	9,945
10,465	9,592	11,893	10,826	10,074	10,069
7,439	6,206	5,950	6,206	4,965	4,960
1,740	1,740	1,740	1,740	1,740	1,740
7,458	24,740	6,199	13,927	5,202	1,339
5,256	5,306	4,959	5,058	3,969	3,720
28,812	123,492	7,424	65,450	—	—
118	6,869	—	91	—	—
—	904	—	43	14,961	—
7,001	12,651	6,979	7,602	4,357	1,369
257,749	1,034,596	472,220	986,525	351,469	100,407
—	—	10,544	—	—	—
(273)	—	—	—	—	—
(355)	(22,247)	(42)	(652)	—	—
257,121	1,012,349	482,722	985,873	351,469	100,407
$(131,255)	$(146,757)	$372,538	$1,447,328	$438,110	$15,376

$557,933	$2,716,693	$21,469,092	$18,863,775	$3,667,571	$1,125,462
—	—	—	166,409	—	—
7,455,777	27,305,435	(9,344,708)	1,495,283	1,926,383	(424,621)
8,013,710	30,022,128	12,124,384	20,525,467	5,593,954	700,841
$7,882,455	$29,875,371	$12,496,922	$21,972,795	$6,032,064	$716,217

 HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Growth Fund
	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
OPERATIONS:
Net investment income (loss)	$(993,296)	$(1,059,159)
Net realized gain (loss) on securities	13,948,137	(175,588,612)
Change in unrealized appreciation (depreciation) on securities	31,000,866	171,339,271
Net increase (decrease) in net assets resulting from operations	43,955,707	(5,308,500)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class	—	—
Net investment income – Institutional Class	—	—
Net realized gains – Original Class	—	—
Net realized gains – Institutional Class	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class	3,883,666	13,769,357
Proceeds from shares subscribed – Institutional Class	76,163	135,313
Dividends reinvested – Original Class	—	—
Dividends reinvested – Institutional Class	—	—
Cost of shares redeemed – Original Class	(40,389,596)	(92,048,170)
Cost of shares redeemed – Institutional Class	(922,873)	(498,966)
Net increase (decrease) in net assets
derived from capital share transactions	(37,352,640)	(78,642,466)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,603,067	(83,950,966)

NET ASSETS:
Beginning of period	233,638,353	317,589,319
End of period	$240,241,420	$233,638,353
Accumulated net investment income (loss), end of period	$(993,296)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class	395,601	1,670,446
Shares sold – Institutional Class	7,153	16,333
Shares issued to holders as reinvestment of dividends
Original Class	—	—
Institutional Class	—	—
Shares redeemed – Original Class	(4,140,607)	(11,189,297)
Shares redeemed – Institutional Class	(94,775)	(65,345)
Net increase (decrease) in shares outstanding	(3,832,628)	(9,567,863)

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone Growth Fund, Series II		Hennessy Focus 30 Fund
Six Months Ended		Six Months Ended
April 30, 2010	Year Ended	April 30, 2010	Year Ended
(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

$(131,255)	$(130,836)	$(146,757)	$(225,481)
557,933	(25,002,829)	2,716,693	(41,135,146)
7,455,777	26,641,700	27,305,435	51,687,206
7,882,455	1,508,035	29,875,371	10,326,579

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

628,845	884,541	5,143,348	28,044,578
5,895	229,027	1,079,094	3,182,769
—	—	—	—
—	—	—	—
(4,311,817)	(8,829,446)	(30,501,142)	(75,221,408)
(55,306)	(21,810)	(11,192,198)	(4,641,964)

(3,732,383)	(7,737,688)	(35,470,898)	(48,636,025)
4,150,072	(6,229,653)	(5,595,527)	(38,309,446)

30,097,663	36,327,316	155,797,474	194,106,920
$34,247,735	$30,097,663	$150,201,947	$155,797,474
$(131,255)	$—	$(146,757)	$—

49,448	90,535	520,277	3,800,184
476	21,589	112,283	412,433

—	—	—	—
—	—	—	—
(344,238)	(904,443)	(3,162,340)	(9,945,713)
(4,542)	(2,266)	(1,152,422)	(619,087)
(298,856)	(794,585)	(3,682,202)	(6,352,183)

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss) on securities
Change in unrealized appreciation (depreciation) on securities
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Net realized gains – Original Class
Net realized gains – Institutional Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the reorganization (See Note 8)
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Proceeds from shares subscribed – Predecessor Class A
Proceeds from shares subscribed – Predecessor Class I
Proceeds from shares subscribed – Predecessor Class C
Proceeds from shares subscribed – Predecessor Class S
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Cost of shares redeemed – Predecessor Class A
Cost of shares redeemed – Predecessor Class I
Cost of shares redeemed – Predecessor Class C
Cost of shares redeemed – Predecessor Class R
Cost of shares redeemed – Predecessor Class S
Cost of shares redeemed in the reorganization – Predecessor Class A (See Note 8)
Cost of shares redeemed in the reorganization – Predecessor Class I (See Note 8)
Cost of shares redeemed in the reorganization – Predecessor Class C (See Note 8)
Cost of shares redeemed in the reorganization – Predecessor Class R (See Note 8)
Cost of shares redeemed in the reorganization – Predecessor Class S (See Note 8)
Net increase (decrease) in net assets derived from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS
NET ASSETS:
Beginning of period
End of period

Accumulated net investment income (loss), end of period

*	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone Large Growth Fund
Six Months Ended
April 30, 2010	One Month Ended	Year Ended
(Unaudited)	October 31, 2009*	September 30, 2009

$372,538	$(3,301)	$356,226
21,469,092	810,847	(21,384,860)
(9,344,708)	(1,552,441)	14,850,433
12,496,922	(744,895)	(6,178,201)

(358,186)	—	—
(235)	—	—
—	—	—
—	—	—
(358,421)	—	—

—	—	51,980,253
664,730	92,349	399,858
14,036	914	30,524
—	—	354,913
—	—	1,450
—	—	—
—	—	226,710
322,821	—	—
235	—	—
(4,070,505)	(549,997)	(3,502,412)
(2,812)	—	—
—	—	(394,647)
—	—	(103,571)
—	—	(1,916)
—	—	(1,961)
—	—	(4,936,283)
—	—	(2,045,574)
—	—	(293,648)
—	—	(81,763)
—	—	(3,654)
—	—	(49,555,614)
(3,071,495)	(456,734)	(7,927,335)
9,067,006	(1,201,629)	(14,105,536)

69,450,113	70,651,742	84,757,278
$78,517,119	$69,450,113	$70,651,742
$372,538	$358,421	$358,421

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

CHANGES IN SHARES OUTSTANDING:
Shares issued in connection with reorganization
Shares sold – Original Class
Shares sold – Institutional Class
Shares sold – Predecessor Class A
Shares sold – Predecessor Class I
Shares sold – Predecessor Class C
Shares sold – Predecessor Class S
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class
Shares redeemed – Predecessor Class A
Shares redeemed – Predecessor Class I
Shares redeemed – Predecessor Class C
Shares redeemed – Predecessor Class R
Shares redeemed – Predecessor Class S
Shares redeemed in the reorganization – Predecessor Class A
Shares redeemed in the reorganization – Predecessor Class I
Shares redeemed in the reorganization – Predecessor Class C
Shares redeemed in the reorganization – Predecessor Class R
Shares redeemed in the reorganization – Predecessor Class S

Net increase (decrease) in shares outstanding

*	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Cornerstone Large Growth Fund
Six Months Ended
April 30, 2010	One Month Ended	Year Ended
(Unaudited)	October 31, 2009*	September 30, 2009

—	—	7,722,854
63,738	9,537	47,603
1,365	93	3,873
—	—	49,665
—	—	198
—	—	—
—	—	30,610
31,251	—	—
23	—	—
(389,251)	(55,752)	(413,579)
(278)	—	—
—	—	(55,087)
—	—	(14,533)
—	—	(317)
—	—	(316)
—	—	(685,035)
—	—	(309,689)
—	—	(43,625)
—	—	(12,829)
—	—	(560)
—	—	(7,362,580)
(293,152)	(46,122)	(1,043,347)

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund
	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
OPERATIONS:
Net investment income (loss)	$1,447,328	$3,055,816
Net realized gain (loss) on securities	19,030,184	(56,656,130)
Change in unrealized appreciation (depreciation) on securities	1,495,283	74,246,459
Net increase (decrease) in net assets resulting from operations	21,972,795	20,646,145

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class	(2,734,232)	(5,597,237)
Net investment income – Institutional Class	(23,987)	(55,214)
Net realized gains – Original Class	—	—
Net realized gains – Institutional Class	—	—
Total distributions	(2,758,219)	(5,652,451)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class	25,411,399	43,322,159
Proceeds from shares subscribed – Institutional Class	65,424	39,402
Dividends reinvested – Original Class	2,464,535	4,981,771
Dividends reinvested – Institutional Class	14,974	33,372
Cost of shares redeemed – Original Class	(30,220,715)	(14,327,901)
Cost of shares redeemed – Institutional Class	(58,696)	(10,708)
Net increase (decrease) in net assets
derived from capital share transactions	(2,323,079)	34,038,095

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,891,497	49,031,789

NET ASSETS:
Beginning of period	147,011,767	97,979,978
End of period	$163,903,264	$147,011,767

Accumulated net investment income (loss), end of period	$1,300,266	$2,611,157

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Total Return Fund		Hennessy Balanced Fund
Six Months Ended		Six Months Ended
April 30, 2010	Year Ended	April 30, 2010	Year Ended
(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

$438,110	$1,043,226	$15,376	$123,592
3,667,571	(17,884,613)	1,125,462	(2,906,301)
1,926,383	16,495,364	(424,621)	3,283,017
6,032,064	(346,023)	716,217	500,308

(601,289)	(956,356)	(15,813)	(138,030)
N/A	N/A	N/A	N/A
—	—	—	—
N/A	N/A	N/A	N/A
(601,289)	(956,356)	(15,813)	(138,030)

1,284,159	657,981	759,455	795,947
N/A	N/A	N/A	N/A
554,393	884,126	15,406	134,495
N/A	N/A	N/A	N/A
(5,054,617)	(6,082,697)	(626,548)	(1,280,181)
N/A	N/A	N/A	N/A

(3,216,065)	(4,540,590)	148,313	(349,739)

2,214,710	(5,842,969)	848,717	12,539

52,379,682	58,222,651	11,471,083	11,458,544
$54,594,392	$52,379,682	$12,319,800	$11,471,083

$(76,309)	$86,870	$4,470	$4,907

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

	Hennessy Cornerstone Value Fund
	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
CHANGES IN SHARES OUTSTANDING:
Shares sold
Original Class	2,208,667	4,111,585
Institutional Class	5,786	4,670
Shares issued to holders as reinvestment of dividends
Original Class	216,187	638,689
Institutional Class	1,315	4,290
Shares redeemed
Original Class	(2,605,596)	(1,749,104)
Institutional Class	(4,996)	(1,328)
Net increase (decrease) in shares outstanding	(178,637)	3,008,802

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS — STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Total Return Fund		Hennessy Balanced Fund
Six Months Ended		Six Months Ended
April 30, 2010	Year Ended	April 30, 2010	Year Ended
(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

131,479	79,969	76,666	91,298
N/A	N/A	N/A	N/A

55,865	110,321	1,544	16,328
N/A	N/A	N/A	N/A

(517,368)	(746,373)	(62,892)	(155,366)
N/A	N/A	N/A	N/A
(330,024)	(556,083)	15,318	(47,740)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.81

Income from investment operations:
Net investment gain (loss)	(0.04)
Net realized and unrealized gains (losses) on securities	1.83
Total from investment operations	1.79

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained(1)	—
Net asset value, end of period	$10.60

TOTAL RETURN	20.32	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$235.54
Ratio of expenses to average net assets:	1.34	%(3)
Ratio of net investment income to average net assets	(0.42	)%(3)
Portfolio turnover rate(4)	97	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Year Ended October 31,
2009	2008	2007	2006	2005

$8.80	$19.41	$20.77	$19.49	$19.38

(0.04)	(0.05)	(0.07)	(0.04)	(0.14)
0.05	(8.32)	1.82	2.55	4.13
0.01	(8.37)	1.75	2.51	3.99

—	—	—	—	—
—	(2.24)	(3.11)	(1.23)	(3.88)
—	(2.24)	(3.11)	(1.23)	(3.88)
—	—	—	—	—
$8.81	$8.80	$19.41	$20.77	$19.49

0.11%	(48.00)%	9.65%	13.59%	23.17%

$228.96	$312.50	$990.43	$1,250.67	$1,071.78
1.36%	1.25%	1.20%	1.21%	1.23%
(0.42)%	(0.29)%	(0.32)%	(0.20)%	(0.78)%
108%	103%	97%	90%	89%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.86

Income from investment operations:
Net investment gain (loss)	(0.03)
Net realized and unrealized gains (losses) on securities	1.84
Total from investment operations	1.81

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained(2)	—
Net asset value, end of period	$10.67

TOTAL RETURN	20.43	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.70
Ratio of expenses to average net assets:
Before expense reimbursement	1.09	%(4)
After expense reimbursement(5)	0.98	%(4)
Ratio of net investment income to average net assets
Before expense reimbursement	(0.60	)%(4)
After expense reimbursement(5)	(0.49	)%(4)
Portfolio turnover rate(6)	97	%(3)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Year Ended October 31,
2009	2008(1)

$8.82	$13.29

—	0.01
0.04	(4.48)
0.04	(4.47)

—	—
—	—
—	—
—	—
$8.86	$8.82

0.45%	(34.13	)%(3)

$4.68	$5.09

1.11%	1.12	%(4)
0.98%	0.98	%(4)

(0.17)%	0.15	%(4)
(0.04)%	0.29	%(4)
108%	103	%(3)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights
Hennessy Cornerstone Growth Fund, Series II
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.09

Income from investment operations:
Net investment gain (loss)	(0.05)
Net realized and unrealized gains (losses) on securities	3.14
Total from investment operations	3.09

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained(4)	—
Net asset value, end of period	$14.18

TOTAL RETURN	27.86	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.94
Ratio of expenses to average net assets	1.63	%(6)
Ratio of net investment income to average net assets	(0.83	)%(6)
Portfolio turnover rate(7)	0	%(5)

(1)	For the four months ended October 31, 2006. Effective October 31, 2006 the Fund changed its fiscal year end to October 31st from June 30th.
(2)
The financial highlights set forth herein include the historical highlights of The Henlopen Fund.  On July 1, 2005 Hennessy Advisors, Inc.  became the investment advisor to the Fund and the Fund changed its name from “The Henlopen Fund” to Hennessy Cornerstone Growth Fund, Series II.

(3)	Net investment loss per share is calculated using average shares outstanding.
(4)	Amount is less than $0.01.
(5)	Not Annualized.
(6)	Annualized.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

			Period Ended
Year Ended October 31,			October 31,		Year Ended June 30,
2009	2008	2007	2006(1)		2006		2005(2)

$10.35	$30.32	$30.75	$32.19		$31.29		$27.69

(0.05)	(0.09)	(0.25)	(0.03)		(0.07	)(3)	(0.14	)(3)
0.79	(13.75)	1.02	(1.41)		4.65		3.75
0.74	(13.84)	0.77	(1.44)		4.58		3.61

—	—	—	—		—		(0.01)
—	(6.13)	(1.20)	—		(3.68)		—
—	(6.13)	(1.20)	—		(3.68)		(0.01)
—	—	—	—		—		—
$11.09	$10.35	$30.32	$30.75		$32.19		$31.29

7.15%	(55.79)%	2.60%	(4.47	)%(5)	16.48%		13.04%

$29.81	$36.27	$138.58	$244.19		$279.30		$299.00
1.70%	1.37%	1.27%	1.25	%(6)	1.25%		1.33%
(0.43)%	(0.40)%	(0.59)%	(0.24	)%(6)	(0.22)%		(0.49)%
94%	75%	86%	93	%(5)	109%		192%

 HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Growth Fund, Series II
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.21

Income from investment operations:
Net investment gain (loss)	(0.01)
Net realized and unrealized gains (losses) on securities	3.18
Total from investment operations	3.17

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained(2)	—
Net asset value, end of period	$14.38

TOTAL RETURN	28.28	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.31
Ratio of expenses to average net assets
Before expense reimbursement	1.43	%(4)
After expense reimbursement(5)	0.98	%(4)
Ratio of net investment income to average net assets
Before expense reimbursement	(0.64	)%(4)
After expense reimbursement(5)	(0.19	)%(4)
Portfolio turnover rate(6)	0	%(3)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND, SERIES II

Year Ended	Period Ended
October 31,	October 31,
2009	2008(1)

$10.39	$19.17

0.02	0.02
0.80	(8.80)
0.82	(8.78)

—	—
—	—
—	—
—	—
$11.21	$10.39

7.89%	(45.80	)%(3)

$0.28	$0.06

1.46%	1.22	%(4)
0.98%	0.98	%(4)

(0.19)%	0.17	%(4)
0.29%	0.41	%(4)
94%	75	%(3)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.73

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gains (losses) on investments	1.88
Total from investment operations	1.87

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained	—	(1)
Net asset value, end of period	$10.60

TOTAL RETURN	21.42	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$127.91
Ratio of net expenses to average net assets:	1.39	%(3)
Ratio of net investment loss to average net assets:	(0.27	)%(3)
Portfolio turnover rate(4)	0	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

Year Ended October 31,
2009	2008	2007	2006	2005
$8.02	$13.67	$12.39	$12.21	$8.67

(0.02)	(0.06)	(0.09)	(0.08)	(0.04)
0.73	(3.57)	1.47	1.86	3.58
0.71	(3.63)	1.38	1.78	3.54

—	—	—	—	—
—	(2.02)	(0.10)	(1.61)	—
—	(2.02)	(0.10)	(1.61)	—
— (1)	— (1)	— (1)	0.01	— (1)
$8.73	$8.02	$13.67	$12.39	$12.21
8.85%	(30.81)%	11.30%	16.18%	40.83%

$128.36	$167.32	$233.37	$240.63	$125.31
1.39%	1.27%	1.23%	1.21%	1.35%
(0.20)%	(0.62)%	(0.61)%	(0.65)%	(0.60)%
90%	123%	112%	124%	155%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Focus 30 Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$8.78

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses) on investments	1.89
Total from investment operations	1.90

Less Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Redemption fees retained(2)	—
Net asset value, end of period	$10.68

TOTAL RETURN	21.64	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$22.29
Ratio of net expenses to average net assets:
Before expense reimbursement	1.15	%(4)
After expense reimbursement(5)	0.98	%(4)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.01	)%(4)
After expense reimbursement(5)	0.16	%(4)
Portfolio turnover rate(6)	0	%(3)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY FOCUS 30 FUND

Year Ended	Period Ended
October 31,	October 31,
2009	2008(1)

$8.04	$11.15

0.02	(0.02)
0.72	(3.09)
0.74	(3.11)

—	—
—	—
—	—
—	—
$8.78	$8.04

9.20%	(27.89	)%(3)

$27.44	$26.78

1.15%	1.13	%(4)
0.98%	0.98	%(4)

0.04%	(0.28	)%(4)
0.21%	(0.13	)%(4)
90%	123	%(3)

 HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund
For an Original Class share outstanding throughout each period
	Six Months Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.49

Income from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains (losses) on securities	1.69
Total from investment operations	1.74

Less Distributions:
Dividends from net investment income	(0.05)
Dividends from net realized gains	—
Total distributions	(0.05)
Redemption fees retained(3)	—
Net asset value, end of period	$11.18

TOTAL RETURN	18.37	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$78.46
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.27	%(6)
After expense reimbursement/recoupment(7)	1.30	%(6)
Ratio of net investment income to average net assets
Before expense reimbursement/recoupment	1.03	%(6)
After expense reimbursement/recoupment(7)	1.00	%(6)
Portfolio turnover rate(8)	84	%(5)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 23, 2009 represent the historical financial highlights of the Tamarack Large Cap Growth Fund, Class S shares.  The assets of the Tamarack Large Cap Growth Fund were acquired by the Hennessy Cornerstone Large Growth Fund on March 23, 2009.  At the time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor. The return of the Tamarack Large Cap Growth Fund, Class S shares during the period October 1, 2008 through March 23, 2009 was (33.30)%.  The return of the Hennessy Cornerstone Large Growth Fund, Original Class shares during the period March 23, 2009 through September 30, 2009 was 42.64%.

(3)	Amount is less than $0.01 or ($0.01) per share.
(4)	Per share net investment income (loss) has been calculated using the average daily shares method.
(5)	Not annualized.
(6)	Annualized.
(7)	The Advisor had agreed to reimburse expenses in order to cap the Original Class share expenses. Please refer to Note 5 for more information.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

One Month
Ended
October 31,		Year Ended September 30,
2009(1)		2009(2)	2008		2007	2006	2005

$9.60		$10.09	$12.61		$10.98	$10.75	$9.97

—		0.05	—	(3)(4)	— (3)	— (3)	0.02
(0.11)		(0.54)	(2.52)		1.63	0.23	0.78
(0.11)		(0.49)	(2.52)		1.63	0.23	0.80

—		—	—		—	— (3)	(0.02)
—		—	—		—	—	—
—		—	—		—	—	(0.02)
—		—	—		—	—	—
$9.49		$9.60	$10.09		$12.61	$10.98	$10.75
(1.15	)%(5)	(4.86)%	(19.98)%		14.85%	2.18%	8.04%

$69.41		$70.61	$80.91		$113.15	$125.25	$145.65

1.26	%(6)	1.40%	1.16%		1.18%	1.18%	1.25%
1.30	%(6)	1.17%	0.98%		1.00%	1.00%	0.91%

(0.01	)%(6)	0.36%	(0.19)%		(0.19)%	(0.20)%	(0.10)%
(0.05	)%(6)	0.59%	(0.01)%		(0.01)%	(0.02)%	0.24%
0	%(5)	116%	38%		25%	35%	28%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.51

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains (losses) on securities	1.71
Total from investment operations	1.76

Less Distributions:
Dividends from net investment income	(0.05)
Dividends from net realized gains	—
Total distributions	(0.05)
Redemption fees retained(3)	—
Net asset value, end of period	$11.22

TOTAL RETURN	18.56	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.06
Ratio of expenses to average net assets:
Before expense reimbursement	1.15	%(5)
After expense reimbursement(6)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	1.01	%(5)
After expense reimbursement(6)	1.18	%(5)
Portfolio turnover rate(7)	84	%(4)

(1)	For the one month period ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 23, 2009.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

One Month
Ended		Period Ended
October 31,		September 30,
2009(1)		2009(2)

$9.61		$6.73

—		0.03
(0.10)		2.85
(0.10)		2.88

—		—
—		—
—		—
—		—
$9.51		$9.61

(1.04	)%(4)	42.79	%(4)

$0.04		$0.04

1.14	%(5)	16.51	%(5)
.98	%(5)	0.98	%(5)

0.12	%(5)	(14.54	)%(5)
0.28	%(5)	0.99	%(5)
0	%(4)	116	%(4)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.63

Income from investment operations:
Net investment income (loss)	0.11
Net realized and unrealized gains (losses) on investments	1.46
Total from investment operations	1.57

Less Distributions:
Dividends from net investment income	(0.20)
Dividends from net realized gains	—
Total distributions	(0.20)
Redemption fees retained(1)	—
Net asset value, end of period	$12.00

TOTAL RETURN	14.90	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$162.63
Ratio of net expenses to average net assets	1.26	%(3)
Ratio of net investment income to average net assets	1.84	%(3)
Portfolio turnover rate(4)	76	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Year Ended October 31,
2009	2008	2007	2006	2005

$9.05	$17.06	$15.27	$12.95	$12.48

0.24	0.55	0.46	0.30	0.30
1.87	(8.15)	1.68	2.36	0.41
2.11	(7.60)	2.14	2.66	0.71

(0.53)	(0.41)	(0.35)	(0.34)	(0.24)
—	—	—	—	—
(0.53)	(0.41)	(0.35)	(0.34)	(0.24)
—	—	—	—	—
$10.63	$9.05	$17.06	$15.27	$12.95

25.51%	(45.50)%	14.26%	21.00%	5.69%

$145.91	$97.10	$204.50	$256.80	$183.76
1.27%	1.20%	1.17%	1.15%	1.20%
3.19%	3.92%	2.64%	2.49%	2.19%
59%	53%	40%	35%	32%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.63

Income from investment operations:
Net investment income (loss)	0.12
Net realized and unrealized gains (losses) on investments	1.47
Total from investment operations	1.59

Less Distributions:
Dividends from net investment income	(0.22)
Dividends from net realized gains	—
Total distributions	(0.22)
Redemption fees retained(2)	—
Net asset value, end of period	$12.00

TOTAL RETURN	15.13	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.27
Ratio of net expenses to average net assets
Before expense reimbursement	1.09	%(4)
After expense reimbursement(5)	0.98	%(4)
Ratio of net investment income to average net assets
Before expense reimbursement	2.01	%(4)
After expense reimbursement(5)	2.11	%(4)
Portfolio turnover rate(6)	76	%(3)

(1)	Institutional Class shares commenced operations on March 3, 2008.
(2)	Amount is less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 5 for more information.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Year Ended	Period Ended
October 31,	October 31,
2009	2008(1)

$9.06	$13.79

0.30	0.34
1.83	(5.07)
2.13	(4.73)

(0.56)	—
—	—
(0.56)	—
—	—
$10.63	$9.06

25.87%	(34.30	)%(3)

$1.11	$0.87

1.13%	1.14	%(4)
0.98%	0.98	%(4)

3.33%	4.94	%(4)
3.48%	5.10	%(4)
59%	53	%(3)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Total Return Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.10

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains (losses) on securities	0.99
Total from investment operations	1.07

Less Distributions:
Dividends from net investment income	(0.11)
Dividends from realized capital gains	—
Total distributions	(0.11)
Redemption fees retained(1)	—
Net asset value, end of period	$10.06

TOTAL RETURN	11.78	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$54.59
Gross ratio of expenses, including interest expense, to average net asset:	1.31	%(3)
Ratio of interest expense to average net assets	0.06	%(3)
Net ratio of expenses, excluding interest expense, to average net assets:	1.25	%(3)
Ratio of net investment income (loss) to average net assets:	1.63	%(3)
Portfolio turnover rate	17	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Year Ended October 31,
2009	2008	2007	2006	2005

$9.22	$13.73	$12.61	$10.57	$10.40

0.18	0.28	0.33	0.31	0.23
(0.14)	(4.49)	1.13	2.03	0.17
0.04	(4.21)	1.46	2.34	0.40

(0.16)	(0.30)	(0.34)	(0.30)	(0.23)
—	—	—	—	—
(0.16)	(0.30)	(0.34)	(0.30)	(0.23)
—	—	—	—	—
$9.10	$9.22	$13.73	$12.61	$10.57

0.69%	(30.97)%	11.70%	22.48%	3.83%

$52.38	$58.22	$96.31	$113.26	$86.75
1.56%	2.36%	3.04%	2.80%	2.28%
0.29%	1.16%	1.88%	1.64%	1.05%
1.27%	1.20%	1.16%	1.16%	1.23%
2.12%	2.43%	2.48%	2.79%	2.07%
41%	16%	12%	24%	26%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Balanced Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.48

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains (losses) on securities	0.57
Total from investment operations	0.58

Less Distributions:
Dividends from net investment income	(0.01)
Dividends from realized capital gains	—
Total distributions	(0.01)
Redemption fees retained(1)	—
Net asset value, end of period	$10.05

TOTAL RETURN	6.15	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.32
Ratio of net expenses to average net assets	1.65	%(3)
Ratio of net investment income to average net assets	0.25	%(3)
Portfolio turnover rate	53	%(2)

(1)	Amount is less than $0.01.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Year Ended October 31,
2009	2008	2007	2006	2005

$9.11	$12.51	$11.83	$10.56	$10.62

0.10	0.25	0.38	0.30	0.18
0.38	(2.80)	0.69	1.25	(0.07)
0.48	(2.55)	1.07	1.55	0.11

(0.11)	(0.26)	(0.39)	(0.28)	(0.17)
—	(0.59)	—	—	—
(0.11)	(0.85)	(0.39)	(0.28)	(0.17)
—	—	—	—	—
$9.48	$9.11	$12.51	$11.83	$10.56

5.46%	(21.55)%	9.16%	14.92%	1.13%

$11.47	$11.46	$16.82	$26.14	$19.27
1.73%	1.56%	1.36%	1.34%	1.49%
1.17%	2.31%	2.86%	2.75%	1.58%
46%	13%	35%	88%	21%

 HENNESSY FUNDS                          1-800-966-4354

Statement of Cash Flows

Hennessy Total Return Fund For the Six Months Ended April 30, 2010 (Unaudited)

Cash Flows From Operating Activities:

Net decrease in net assets from operations	$6,032,064
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities	(88,516,376)
Proceeds on sale of securities	89,574,697
Decrease in receivable for securities sold	3,506,069
Decrease in other receivables, net	25,025
Decrease in other assets	1,339
Decrease in payable for securities purchased	(3,009,279)
Decrease in accrued expenses and other payables	(1,257)
Net accretion of discount on securities	(11,974)
Net realized gain on investments	(3,667,571)
Unrealized appreciation on securities	(1,926,383)
Net cash provided by operating activities	$2,006,354

Cash Flows From Financing Activities:

Increase in reverse repurchase agreements	$1,811,000
Proceeds on shares sold	1,284,159
Payment on shares repurchased	(5,054,617)
Cash dividends paid	(46,896)
Net cash used by financing activities	$(2,006,354)
Net increase (decrease) in cash	—

Cash at beginning of period	—
Cash at end of period	$—

Cash paid for interest	$22,650

The accompanying notes are an integral part of these financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

Notes to the Financial Statements
April 30, 2010 (Unaudited)

1).  ORGANIZATION

The Hennessy Mutual Funds, Inc. was organized as a Maryland corporation on May 20, 1996 and consists of three separate series: Hennessy Cornerstone Growth Fund (the “Growth Fund”), Hennessy Cornerstone Value Fund (the “Value Fund”) and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), formerly SYM Select Growth Fund. These Funds are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Growth Fund and Value Fund commenced operations on November 1, 1996. On September 17, 2003, Hennessy Advisors, Inc. became the investment advisor to the SYM Select Growth Fund and the Fund changed its name to the Hennessy Focus 30 Fund.

The Hennessy Funds, Inc. was organized as a Maryland corporation on January 11, 1996 and consists of two separate series: Hennessy Balanced Fund (the “Balanced Fund”) and Hennessy Total Return Fund (the “Total Return Fund”). The Balanced and Total Return Funds are open-end, non-diversified management investment companies registered under the Investment Company Act of 1940, as amended. The Balanced Fund and Total Return Fund commenced operations on March 8, 1996 and July 29, 1998, respectively.

The Hennessy Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on September 17, 1992 and consists of three series: Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Select Large Value Fund and Hennessy Large Growth Fund (the “Large Growth Fund”).  The financial results of the Hennessy Select Large Value Fund are not contained in this report.  Prior to July 1, 2005, both the Trust and the Growth II Fund were known as The Henlopen Fund.  On July 1, 2005, Hennessy Advisors, Inc., became the investment advisor to the Growth II Fund and the Growth II Fund changed its name from “The Henlopen Fund” to “Hennessy Cornerstone Growth Fund, Series II”.  On March 23, 2009, Hennessy Advisors, Inc., became the investment advisor to the Large Growth Fund and the Large Growth Fund changed its name from “Tamarack Large Cap Growth Fund” to “Hennessy Cornerstone Large Growth Fund”.  The Growth II and Large Growth Funds are open-end, diversified investment management companies registered under the Investment Company Act of 1940, as amended.

The Growth Fund, Growth II Fund, Focus 30 Fund, Large Growth Fund, Value Fund, Total Return Fund and Balanced Fund collectively represent the Hennessy Cornerstone Series Funds (the “Funds”).

The Growth, Growth II, Focus 30, Large Growth and Value Funds offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and sub-transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Total Return and Balanced Funds offer Original Class shares only.

HENNESSY FUNDS                          1-800-966-4354

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a).
Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

b).
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2009 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

	Accumulated Net	Accumulated Net	Paid In
	Investment Income/(Loss)	Realized Gain/(Loss)	Capital
Growth Fund	1,059,159	369,963	(1,429,122)
Growth II Fund	130,836	(84)	(130,752)
Focus 30 Fund	225,481	8	(225,489)
Large Growth Fund	3,301	2,915,217	(2,918,518)
Value Fund	(112,103)	112,103	—
Total Return Fund	—	34,658,579	(34,658,579)
Balanced Fund	1,555	446,409	(447,964)

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NOTES TO THE FINANCIAL STATEMENTS

The permanent differences primarily relate to net operating losses and capital loss carryovers lost due to expiration.

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

d).
Distributions to Shareholders – Dividends from net investment income for the Growth, Growth II, Focus 30, Large Growth and Value Funds, if any, are declared and paid out annually, usually in November or December of each year. Dividends from net investment income for the Total Return and Balanced Funds are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, are declared and paid annually, usually in November or December of each year, for all of the Funds.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charged a 1.50% redemption fee on shares held less than 90 days through August 29, 2008. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. These fees were retained by each Fund and treated as additional paid-in capital and allocated to each respective class of shares (if applicable).

h).
Repurchase Agreements – Each Fund may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the

 HENNESSY FUNDS                          1-800-966-4354

counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i).
Accounting for Uncertainty in Income Taxes – The Funds have adopted accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of April 30, 2010, open Federal and state tax years for the Large Growth Fund include the tax years ended September 30, 2006 through 2009 and the tax period ended October 31, 2009.  As of April 30, 2010, open Federal and state tax years for the Growth, Growth II, Focus, Value, Total Return and Balanced Fund include the tax years ended October 31, 2006 through 2009.

j).
Derivatives – The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2010, the Funds did not hold any derivative instruments.

k).
Events Subsequent to the Fiscal Period End – The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2010, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

l).
New Accounting Pronouncement – In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

3).  REVERSE REPURCHASE AGREEMENTS

The Total Return Fund has entered into reverse repurchase agreements with UBS Financial Services, Inc., under which the Total Return Fund sells securities and agrees to repurchase them later at a mutually agreed upon price. For the six months ended April 30, 2010, the average daily balance and average interest rate

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NOTES TO THE FINANCIAL STATEMENTS

in effect for reverse repurchase agreements was $13,309,000 and 0.24%, respectively. At April 30, 2010, the interest rate in effect for the outstanding reverse repurchase agreements, scheduled to mature on June 10, 2010 ($16,191,000) was 0.25%. Outstanding reverse repurchase agreements at April 30, 2010 were equal to 29.65% of the Total Return Fund’s total net assets.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the six months ended April 30, 2010 were as follows:

	Growth	Growth II	Focus 30	Large Growth	Value	Total Return	Balanced
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$220,978,109	$ —	$ —	$59,719,722	$115,610,591	$6,781,792	$3,249,191
Sales	$252,398,220	$3,302,782	$35,525,420	$61,772,183	$119,163,671	$10,354,080	$3,356,749

Purchases and sales of long-term U.S. Government Securities for the Balanced Fund were $3,400,505 and $0, respectively.  There were no purchases or sales of long-term U.S. Government Securities for the Growth, Growth II, Focus 30, Large Growth, Value, or Total Return Funds.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under a Management Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

Growth Fund	0.74%
Growth II Fund	0.74%
Focus 30 Fund	0.74%
Large Growth Fund	0.74%
Value Fund	0.74%
Total Return Fund	0.60%
Balanced Fund	0.60%

The Advisor has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Funds’ net assets for the Institutional Class shares in the Growth, Growth II, Focus 30, Large Growth and Value Funds or 1.30% of the Original Class shares of the Large Growth Fund.  The expense limitation agreement for the Original Class shares of the Large Growth Fund expired on March 31, 2010.  The expense limitation agreement for the Institutional Class shares can only be terminated by the Board of Directors/Trustees.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Funds to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Advisor reimbursed Institutional Class expenses of $273 for the Growth II for the six months ended April 30, 2010.

HENNESSY FUNDS                          1-800-966-4354

The Advisor recouped $10,544 of previously reimbursed Original Class expenses for the Large Growth Fund for the six months ended April 30, 2010.

As of April 30, 2010, cumulative expenses subject to potential recovery to the aforementioned conditions and year of expiration are as follows:

	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2013	Total
Growth Fund – Institutional Class	$ 7,464	$ 6,062	$ —	$13,526
Growth II Fund – Institutional Class	$ 137	$ 706	$273	$ 1,116
Focus 30 Fund – Institutional Class	$35,499	$43,673	$ —	$79,172
Large Growth Fund – Original Class	$27,779	$ —	$ —	$27,779
Large Growth Fund – Institutional Class	$ 2,051	$ 5	$ —	$ 2,056
Value Fund – Institutional Class	$ 1,056	$ 1,298	$ —	$ 2,354

The Board of Directors/Trustees has approved a Shareholder Servicing Plan for the Original Class shares of the Growth, Growth II, Focus 30, Large Growth, Value, Total Return and Balanced Funds which was instituted to compensate the Advisor for the non-investment management services it provides to the Funds. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Funds.

The Growth Fund, Growth II Fund, Focus 30 Fund, Large Growth and Value Fund have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Growth Fund, Growth II Fund, Focus 30 Fund, Large Growth and Value Fund to various brokers, dealers and financial intermediaries for the six months ended April 30, 2010, were $180,482, $28,930, $130,361, $7,424 and $65,541, respectively.

The Total Return and Balanced Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of the Total Return and Balanced Fund shares at an annual rate not to exceed 0.15% of each Fund’s average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. Administrative services under this agreement include custody, distribution, fund accounting, fund administration and transfer agent services.  In addition, the Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the

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NOTES TO THE FINANCIAL STATEMENTS

six months ended April 30, 2010, were $301,676, $40,364, $195,237, $94,713, $200,599, $68,586 and $15,523 for Growth, Growth II, Focus 30, Large Growth, Value, Total Return and Balanced Funds, respectively.  The Administrator has voluntarily waived all or a portion of its administration fees allocated to the Institutional Class shares of the Growth Fund, Growth II Fund, Focus 30 Fund, Large Growth and Value Fund.  The administration fees voluntarily waived by the Administrator during the six months ended April 30, 2010 were $2,467, $355, $22,247, $42, and $652, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliated company of U.S. Bank, N.A.

6).  LINE OF CREDIT

The Growth, Growth II, Focus 30, and Value Funds have $40,000,000, $1,500,000, $25,000,000 and $10,000,000 lines of credit, respectively, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with its custodian bank, U.S. Bank, N.A. During the six months ended April 30, 2010, the Focus 30 Fund had an outstanding average daily balance and a weighted average interest rate of $53,923 and 3.25%, respectively. The maximum amount outstanding for the Focus 30 Fund during the period was $3,419,000. During the six months ended April 30, 2010, the Value Fund had an outstanding average daily balance and a weighted average interest rate of $10,414 and 3.25%, respectively.  The maximum amount outstanding for the Value Fund during the period was $1,413,000.  During the six months ended April 30, 2010, the Growth and Growth II Fund had no line of credit activity.

7).  FEDERAL TAX INFORMATION

As of October 31, 2009, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth	Growth II	Focus 30
	Fund	Fund	Fund
Cost of investments for tax purposes	$224,061,528	$27,673,681	$156,197,343
Gross tax unrealized appreciation	24,112,218	4,292,546	5,600,584
Gross tax unrealized depreciation	(19,864,261)	(1,794,420)	(5,659,121)
Net tax unrealized
appreciation (depreciation)	4,247,957	2,498,126	(58,537)
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	$—	$—	$—
Total distributable earnings	$—	$—	$—
Other accumulated gains/(loss)	$(292,454,322)	$(61,399,808)	$(89,114,703)
Total accumulated earnings/(loss)	$(288,206,365)	$(58,901,682)	$(89,173,240)

HENNESSY FUNDS                          1-800-966-4354

	Large		Total
	Growth	Value	Return	Balanced
	Fund	Fund	Fund	Fund
Cost of investments
for tax purposes	$53,957,008	$134,897,164	$67,023,216	$11,355,997
Gross tax
unrealized appreciation	16,656,370	27,487,624	4,107,674	1,367,882
Gross tax
unrealized depreciation	(1,137,512)	(15,673,257)	(4,863,918)	(849,113)
Net tax unrealized
appreciation (depreciation)	15,518,858	11,814,367	(756,244)	518,769
Undistributed ordinary income	$358,421	$2,322,929	$86,870	$4,907
Undistributed long-term
capital gains	$—	$—	$—	$—
Total distributable earnings	$358,421	$2,322,929	$86,870	$4,907
Other accumulated gains/(loss)	$(21,442,496)	$(85,002,113)	$(18,972,802)	$(3,507,494)
Total accumulated
earnings/(loss)	$(5,565,217)	$(70,864,817)	$(19,642,176)	$(2,983,818)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and partnership adjustments.

At October 31, 2009, the Growth Fund had tax basis capital losses of $292,454,322, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $182,559 expire October 31, 2010, $115,170,412 expire October 31, 2016, and $177,101,351 expire October 31, 2017. Additionally, the Growth Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Growth II Fund had tax basis capital losses of $61,399,808, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $36,286,123 expire October 31, 2016 and $25,113,685 expire October 31, 2017.  Additionally, the Growth II Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Focus 30 Fund had tax basis capital losses of $89,114,703, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $47,979,565 expire October 31, 2016 and $41,135,138 expire October 31, 2017. Additionally, the Focus 30 Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Large Growth Fund had tax basis capital losses of $21,442,496, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $612,261 expire October 31, 2015, $2,573,644 expire October 31, 2016 and $18,256,591 expire October 31, 2017. Additionally, the Large Growth Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Value Fund had tax basis capital losses of $85,002,113, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $27,482,264 expire October 31, 2010

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NOTES TO THE FINANCIAL STATEMENTS

and $712,595 expire October 31, 2011 and $56,807,254 expire on October 31, 2017. Additionally, the Value Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Total Return Fund had tax basis capital losses of $18,972,802, which may be carried over to offset future capital gains. Of such $18,972,802 expire October 31, 2017. Additionally, the Total Return Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Balanced Fund had tax basis capital losses of $3,507,494, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $447,964 expire October 31, 2010, $119,027 expire October 31, 2016 and $2,940,503 expire October 31, 2017. Additionally, the Balanced Fund had no post-October loss deferrals as of October 31, 2009.

The tax character of distributions paid during 2010 and 2009 for the Funds were as follows:

Six Months Ended
	April 30, 2010	Year Ended
Growth Fund	(Unaudited)	October 31, 2009
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

Six Months Ended
	April 30, 2010	Year Ended
Growth II Fund	(Unaudited)	October 31, 2009
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

Six Months Ended
	April 30, 2010	Year Ended
Focus 30 Fund	(Unaudited)	October 31, 2009
Ordinary income	$—	$—
Long-term capital gain	—	—
	$—	$—

Six Months Ended
	April 30, 2010	One Month Ended	Year Ended
Large Growth Fund	(Unaudited)	October 31, 2009	September 30, 2009
Ordinary income	$358,421	$—	$—
Long-term capital gain	—	—	—
	$358,421	$—	$—

Six Months Ended
	April 30, 2010	Year Ended
Value Fund	(Unaudited)	October 31, 2009
Ordinary income	$2,758,219	$5,652,451
Long-term capital gain	—	—
	$2,758,219	$5,652,451

HENNESSY FUNDS                          1-800-966-4354

	Six Months Ended
	April 30, 2010	Year Ended
Total Return Fund	(Unaudited)	October 31, 2009
Ordinary income	$601,289	$956,356
Long-term capital gain	—	—
	$601,289	$956,356

	Six Months Ended
	April 30, 2010	Year Ended
Balanced Fund	(Unaudited)	October 31, 2009
Ordinary income	$15,813	$138,030
Long-term capital gain	—	—
	$15,813	$138,030

8).  FUND REORGANIZATION

On March 23, 2009 the shareholders of the Tamarack Large Cap Growth Fund approved the agreement and plan of reorganization providing for the transfer of assets of the Tamarack Large Cap Growth Fund to the Hennessy Cornerstone Large Growth Fund and the assumption of the liabilities of the Tamarack Large Cap Growth Fund by the Hennessy Cornerstone Large Growth Fund.  The following table illustrates the specifics of the reorganization:

	Shares issued to
Acquired Fund	Shareholders of	Acquiring Fund	Combined	Tax Status
Net Assets	Acquired Fund	Net Assets	Net Assets	of Transfer
$51,980,253(1)	7,722,854	—	$51,980,253	Non-taxable

(1)	Includes accumulated realized losses and unrealized depreciation in the amounts of ($13,369,709) and ($16,139,531) respectively.

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EXPENSE EXAMPLE

Expense Example
April 30, 2010 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee (not to exceed $30 per social security number). The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 HENNESSY FUNDS                          1-800-966-4354

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	11/1/09	4/30/10	11/1/09 - 4/30/10

Actual
Growth Fund – Original Class	$1,000.00	$1,203.20	$7.32
Growth II Fund – Original Class	$1,000.00	$1,278.60	$9.21
Focus 30 Fund – Original Class	$1,000.00	$1,214.20	$7.63
Large Growth Fund – Original Class	$1,000.00	$1,183.70	$7.04
Value Fund – Original Class	$1,000.00	$1,149.00	$6.71
Total Return Fund – Original Class	$1,000.00	$1,117.80	$6.88
Balanced Fund – Original Class	$1,000.00	$1,061.50	$8.43

Hypothetical (5% return
before expenses)
Growth Fund – Original Class	$1,000.00	$1,018.15	$6.71
Growth II Fund – Original Class	$1,000.00	$1,016.71	$8.15
Focus 30 Fund – Original Class	$1,000.00	$1,017.90	$6.95
Large Growth Fund – Original Class	$1,000.00	$1,018.35	$6.51
Value Fund – Original Class	$1,000.00	$1,018.55	$6.31
Total Return Fund – Original Class	$1,000.00	$1,018.30	$6.56
Balanced Fund – Original Class	$1,000.00	$1,016.61	$8.25

(1)
Expenses are equal to the Growth Fund’s expense ratio of 1.34%, the Growth II Fund’s expense ratio of 1.63%, the Focus 30 Fund’s expense ratio of 1.39%,  the Large Growth Fund’s expense ratio of 1.30%, the Value Fund’s expense ratio of 1.26%, the Total Return Fund’s expense ratio of 1.31%, and the Balanced Fund’s expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period.)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	11/1/09	4/30/10	11/1/09 - 4/30/10

Actual
Growth Fund – Institutional Class	$1,000.00	$1,031.82	$4.94
Growth II Fund – Institutional Class	$1,000.00	$1,044.04	$4.97
Focus 30 Fund – Institutional Class	$1,000.00	$1,033.70	$4.94
Large Growth Fund – Institutional Class	$1,000.00	$1,028.90	$4.93
Value Fund – Institutional Class	$1,000.00	$1,023.56	$4.92

Hypothetical (5% return
before expenses)
Growth Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Growth II Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Focus 30 Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Large Growth Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Value Fund – Institutional Class	$1,000.00	$1,003.10	$4.87

(2)
Expenses are equal to the Growth, Growth II, Focus 30, Large Growth, and Value Funds’ expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period.)

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EXPENSE EXAMPLE AND PROXY VOTING POLICY

How to Obtain a Copy of the Funds’ Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Funds’ N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

The Value, Total Return and Balanced Fund designated 100%, 100% and 99.32%, respectively, of the dividend declared from net investment income during the year ended October 31, 2009, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2009, 84.20%, 100% and 99% of the ordinary income distributions paid by the Value, Total Return and Balanced Funds, respectively, qualify for the dividends received deduction available to corporate shareholders.

HENNESSY FUNDS                          1-800-966-4354

Board Approval of Continuation of
Investment Advisory Agreement

At its meeting on March 3, 2010, the Board of Directors (the “Board”) of The Hennessy Funds, Inc. and its two series, the Hennessy Balanced Fund (the “Balanced Fund”) and the Hennessy Total Return Fund (the “Total Return Fund”), The Hennessy Mutual Funds, Inc. and its three series, the Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Cornerstone Value Fund (the “Value Fund”), and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), The Hennessy Funds Trust which includes the Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”), and the Hennessy Select Large Value Fund (the “Large Value” Fund), and the Hennessy SPARX Funds Trust and its two series, the Hennessy Select SPARX Japan Fund (the “Japan Fund”) and the Hennessy Select SPARX Japan Smaller Companies Fund (the “Japan Smaller Companies Fund” or collectively with the Growth, Growth II, Value, Focus 30, Total Return, Balanced, Large Value and Large Growth funds, the “Funds”) including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds’ voted to re-approve the current investment advisory and sub-advisory agreements (the “Advisory Agreements”) for the Funds. The Board reviewed and discussed the specific services provided by Hennessy Advisors, Inc. (the “Advisor”).  The Advisor:

•
Provides formula driven investment management for the Balanced Fund, Total Return Fund, Growth Fund, Value Fund, Focus 30 Fund, Growth II Fund and Large Growth Fund.  In providing investment management the Advisor directs the trading of securities and the rebalancing of the portfolios for these seven Funds.

•
Provides oversight of the sub-advisors for the Hennessy Select Large Value Fund, Hennessy Select SPARX Japan Fund and Hennessy Select SPARX Japan Smaller Companies Fund.  The sub-advisors for those three Funds provide portfolio management, including directing the trading of securities.

•	Pays half of the salary and payroll expenses of the Funds’ Chief Compliance Officer.

•
Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.  Shareholders can contact the Advisor directly during office hours.  The Advisor endeavors to answer all calls in person within two rings of the telephone.

•
Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies, which allows customers to

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

purchase the Funds through third party distribution channels without paying a transaction fee. The Advisor pays a portion of the fees charged by these third party distributors.

•	Oversees those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

The Board also: (i) compared the performance of each Fund  to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the actual or projected expenses of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund and the profitability of the Sub-Advisors with respect to the Select Series Funds and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases; (v) considered the high level of professionalism and knowledge, along with an extremely low level of turnover, of the employees of the Advisor; and (vi) considered that Neil Hennessy was named one of the top 100 portfolio managers in the nation from 2003 through 2008 by Barron’s (there was no list in 2009).

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints.  The Funds have, in fact, had their assets under management greatly diminish during 2008 and 2009.  In reaching this conclusion the Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds’ expense ratios and comparable expense ratios for funds like the ten funds being considered for contract renewal by Hennessy Advisors, Inc.  The Board used data from Lipper as presented in the charts in the Board Materials showing funds similar in nature to the Hennessy Funds (Mid-Cap Blend, Small Cap Blend, etc.).  The Board determined that the expense ratios of the Funds fall within the range of the ratios of other funds in their classification.  The Board also referenced the Advisor’s Form ADV and copies of the current Investment Advisory Agreements.  All of the factors above were considered separately by the non-interested Directors in an executive session during which management of the Advisor was not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreements.  Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreements.

HENNESSY FUNDS                          1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	TRUSTEES
Hennessy Advisors, Inc.	Neil J. Hennessy
7250 Redwood Blvd., Suite 200	Robert T. Doyle
Novato, California 94945	J. Dennis DeSousa
Gerald P. Richardson
ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING	COUNSEL
AGENT & SHAREHOLDER	Foley & Lardner LLP
SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CUSTODIAN	KPMG LLP
U.S. Bank N.A.	303 East Wacker Drive
Custody Operations	Chicago, Illinois 60601
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212	DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

WWW.HENNESSYFUNDS.COM

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Mutual Funds, Inc.

By (Signature and Title)*       /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date     July  6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date     July  6, 2010

By (Signature and Title)*        /s/Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date     July  6, 2010